SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. 1

Post-Effective Amendment No. / /

Fiera Capital Series Trust
(Exact Name of Registrant as Specified in Charter)

375 Park Avenue, 8th Floor
New York, NY 10152
(Address of Principal Executive Offices) (Zip Code)

(212) 300-1600
(Registrant’s Telephone Number, including Area Code)

Stephen A. McShea
Fiera Capital Inc.
375 Park Avenue, 8th Floor
New York, NY 10152
(Name and Address of Agent for Service)

With Copy To:

George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10152

Title of securities being registered: Shares of a series of the Registrant – Fiera Capital Small/Mid-Cap Growth Fund.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

THE ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Important Proxy Materials
 PLEASE CAST YOUR VOTE TODAY

September 15, 2017

Dear Shareholder:

The APEXcm Small/Mid-Cap Growth Fund (the “Existing Fund”), a series of The Ultimus Managers Trust, an open-end investment management company established under Ohio law as an unincorporated business trust  (the “Trust”), proposes to reorganize into a new series (the “New Fund”) of Fiera Capital Series Trust (“FCST”), an open-end management company organized as a Delaware statutory trust (the “Reorganization”). Fiera Capital Inc. (“FCI”), the investment adviser of the Existing Fund, serves as investment adviser to the New Fund. The New Fund and the Existing Fund have the same investment objective, and substantially similar fundamental investment policies, principal investment strategies and risks. Further, it is expected that the New Fund will be managed by Nitin N. Kumbhani, the portfolio manager who has managed the Existing Fund since its inception. The New Fund will be called Fiera Capital Small/Mid-Cap Growth Fund. FCI is proposing this Reorganization because FCI is the sole investment manager to its proprietary FCST, which launched with its initial series on May 1, 2017, and now has an additional series in registration. FCI’s business objective is to manage all of its mutual fund clients, including the Existing Fund, under its proprietary FCST. FCI believes that by consolidating all of its fund clients into a single trust, FCI will be better positioned to grow its fund clients’ assets and potentially achieve greater economies of scale for fund shareholders. In this connection, by operating under a single proprietary trust, FCI believes it will be better positioned to market and brand its mutual fund business under a single trust complex.

On November 9, 2017, at the offices of FCI, located at 375 Park Avenue, 8th Floor, New York, NY 10152, the Existing Fund will hold a special meeting of shareholders at 10:30 a.m. Eastern Time. The purpose of the special meeting is to consider and approve the Reorganization.

The proposed Reorganization would enable FCI to continue to serve as the sole investment adviser with respect to the assets that you have invested in the Existing Fund, by transferring such assets to the New Fund.

FCI made a recommendation to the Trust’s Board of Trustees (the “Existing Fund Board”) to approve the Reorganization, which would be effected pursuant to an Agreement and Plan of Reorganization (the “Plan”). Following careful analysis and consideration, the Existing Fund Board approved the Reorganization after concluding that the implementation of the Reorganization is in the best interests of the Existing Fund and its shareholders.

Upon the closing of the Reorganization, all of the assets of the Existing Fund will be transferred to the New Fund in exchange for Institutional Class shares of the New Fund, which shares will then be distributed pro rata to the Existing Fund’s shareholders.

The Reorganization is not expected to have any adverse federal or state tax consequences to the Existing Fund or its shareholders. Please refer to the enclosed Combined Proxy Statement and Prospectus for a detailed explanation of the Reorganization.

The Existing Fund Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Combined Proxy Statement and Prospectus and cast your vote. It is important that your vote be received no later than November 9, 2017.

You may cast your vote by signing, dating and mailing the enclosed voting instruction form or proxy card in the postage prepaid return envelope provided. In addition to voting by mail, you may also vote either by telephone or through the Internet as follows:

TO VOTE BY TELEPHONE:	TO VOTE BY INTERNET:

1) Read the Combined Proxy Statement and Prospectus and have the enclosed proxy card at hand	1) Read the Combined Proxy Statement and Prospectus and have the enclosed proxy card at hand
2) Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions	2) Go to the website that appears on the enclosed proxy card and follow the simple instructions

We encourage you to vote by telephone or through the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed Combined Proxy Statement and Prospectus carefully before you vote.

We appreciate your participation and prompt response in this matter. If you should have any questions regarding the proposal, please call Okapi Partners, the Existing Fund’s proxy solicitor, toll-free at (855) 305-0856. To vote your shares, please call the telephone number listed on the proxy card or visit the listed website.

Thank you for your continued support.

Respectfully,

/s/ David R. Carson

David R. Carson

President, Ultimus Managers Trust

ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

NOTICE OF MEETING OF SHAREHOLDERS
TO BE HELD ON November 9, 2017

To Shareholders of APEXcm Small/Mid-Cap Growth Fund:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Meeting”) of APEXcm Small/Mid-Cap Growth Fund (the “Existing Fund”), a series of The Ultimus Managers Trust, an open-end investment management company established under Ohio law as an unincorporated business trust (the “Trust”), will be held at 10:30 a.m. Eastern Time on November 9, 2017, at the offices of Fiera Capital Inc., located at 375 Park Avenue, 8th Floor, New York, NY 10152, to consider and vote on the following proposal, and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal:
To approve an Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Existing Fund, and Fiera Capital Series Trust (“FCST”), an open-end management investment company organized as a Delaware statutory trust, on behalf of Fiera Capital Small/Mid-Cap Growth Fund (the “New Fund”), a new series of FCST, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Existing Fund by the New Fund in exchange for Institutional Class shares of the New Fund, as applicable; (b) the distribution of such shares to the shareholders of the Existing Fund; and (c) the liquidation and termination of the Existing Fund (the “Reorganization”).

The proposed Reorganization is described in the attached Combined Proxy Statement and Prospectus. The form of Agreement and Plan of Reorganization is attached as Appendix A hereto.

Shareholders of record as of the close of business on August 22, 2017 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

The Board of Trustees of the Trust has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

By Order of the Board of Trustees,

/s/ David R. Carson

David R. Carson

President, Ultimus Managers Trust

September 15, 2017

YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY TELEPHONE OR THROUGH THE INTERNET AT THE TOLL-FREE TELEPHONE NUMBER OR WEBSITE THAT APPEAR ON THE PROXY CARD. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

QUESTIONS AND ANSWERS

Dated: September 15, 2017

The following questions and answers provide an overview of key features of the proposed Reorganization. Please call (855) 305-0856 with any questions about the Reorganization or the Combined Proxy Statement and Prospectus generally or to obtain a copy of the Existing Fund’s prospectus and statement of additional information.

1.	What is this document and why did we send it to you?

The attached document is a proxy statement for APEXcm Small/Mid-Cap Growth Fund (the “Existing Fund”), a series of The Ultimus Managers Trust, an open-end investment management company established under Ohio law as an unincorporated business trust (the “Trust”), and a prospectus for shares of Fiera Capital Small/Mid-Cap Growth Fund (the “New Fund”), a newly created series of Fiera Capital Series Trust (“FCST”). The purpose of this Combined Proxy Statement and Prospectus is to solicit votes from shareholders of the Existing Fund to approve the proposed reorganization of the Existing Fund into the New Fund (the “Reorganization”) as described in the Agreement and Plan of Reorganization between the Trust, on behalf of the Existing Fund, and FCST, on behalf of the New Fund (the “Plan”).

Fiera Capital Inc. (“FCI”), the investment adviser of the Existing Fund, serves as investment adviser of the New Fund. The New Fund and the Existing Fund have the same investment objective, and substantially similar fundamental investment policies, and principal investment strategies and risks. Further, it is expected that the New Fund will be managed by Nitin N. Kumbhani, the portfolio manager who has managed the Existing Fund since its inception. Please refer to the enclosed Combined Proxy Statement and Prospectus for a description of the qualifications and business experience of the portfolio management team.

Shareholder approval is needed to proceed with the Reorganization of the Existing Fund, and a special meeting of shareholders of the Existing Fund will be held on November 9, 2017 to consider whether to approve the Reorganization.

2.	What is the purpose of the Reorganization?

FCI is proposing this Reorganization because FCI is the sole investment manager to its proprietary FCST, which launched with its initial series on May 1, 2017, and now has an additional series in registration. FCI’s business objective is to manage all of its mutual fund clients, including the Existing Fund, under its proprietary FCST. FCI believes that by consolidating all of its fund clients into a single trust, FCI will be better positioned to grow its fund clients’ assets and potentially achieve greater economies of scale for fund shareholders. In this connection, by operating under a single proprietary trust, FCI believes it will be better positioned to market and brand its mutual fund business under a single trust complex.

3.	How will the Reorganization affect me as a shareholder?

If you are a shareholder of the Existing Fund, you will become a shareholder of the New Fund as a result of the Reorganization. The shares of the New Fund that you receive immediately following the Reorganization will have a total net asset value (“NAV”) equal to the total NAV of the shares you held in the Existing Fund as of the closing date of the Reorganization. The Existing Fund’s Reorganization is expected to be tax-free to the Existing Fund and its shareholders.

The New Fund has engaged the Existing Fund’s adviser, FCI, to manage the New Fund, and it is expected that the New Fund will be managed by Nitin N. Kumbhani, the portfolio manager who has managed the Existing Fund since its inception in 2012. The New Fund’s investment objective is the same as the Existing Fund and the New Fund’s principal investment strategies are substantially identical to the Existing Fund. The New Fund’s Board of Trustees (the “New Fund Board”), officers, legal counsel, independent public accountants, and chief compliance officer will be different from those of the Existing Fund. For information on the New Fund Board and officers please see the New Fund’s Statement of Additional Information (“SAI”) filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 13, 2017.

The New Fund’s service providers are listed below.

Service Providers	Existing Fund	New Fund
Legal Counsel	Kilpatrick Townsend & Stockton LLP	Kramer Levin Naftalis & Frankel LLP
Independent Public Accountants	BBD, LLP	Deloitte & Touche LLP
Fund Administrator and Fund Accountant	Ultimus Fund Solutions, LLC	UMB Fund Services, Inc.
Transfer Agent	Ultimus Fund Solutions, LLC	UMB Fund Services, Inc.
Principal Underwriter/Distributor	Ultimus Fund Distributors, LLC	Foreside Fund Services, LLC
Custodian	U.S. Bank, N.A.	UMB Bank, N.A.

In addition, the New Fund will operate under the supervision of a board of trustees that is different from the board of trustees of the Existing Fund.

4.	How will the Reorganization affect the fees and expenses I pay as a shareholder of the New Fund?

The New Fund will have an investment management fee that is 5 basis points lower than the Existing Fund’s management fee for the initial three-year period of the New Fund’s operations. However, this reduction will not have the effect of reducing the expense ratio for shareholders because of the expense limitation in place. After the initial three year period, shareholders may pay higher total expenses for the New Fund.

FCI has agreed to enter into a contractual expense limitation agreement with the New Fund through October 1, 2020, that has substantially similar terms as the Existing Fund’s current expense limitation agreement, including the same expense limit as the Existing Fund.

Existing Fund Expense Limitation Agreement. FCI has entered into a contractual expense limitation agreement with the Existing Fund under which FCI has agreed, until October 1, 2018, to reduce its fees payable under the advisory agreement with the Existing Fund and/or reimburse other expenses of the Existing Fund to the extent necessary to limit total operating expenses of the Existing Fund (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Existing Fund’s business) to an amount not exceeding 1.05% of the Existing Fund’s average daily net assets (the “Existing ELA”).

New Fund Expense Limitation Agreement. FCI has contractually agreed, until October 1, 2020, to reduce its fees payable under the advisory agreement with the New Fund and/or reimburse other expenses of the New Fund to the extent necessary to limit total operating expenses of each class of shares of the New Fund (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the New Fund’s business) to an amount not exceeding 1.05% of the average daily net assets for the Institutional Class shares (the class of shares to be received by Existing Fund shareholders as part of the Reorganization) of the New Fund (the “New ELA”).

More information about the fees and expenses of the Existing Fund and the New Fund are described further in the “Comparison Fee Tables and Examples” section of the Combined Proxy Statement and Prospectus.

5.	How will the Reorganization work?

Pursuant to the Plan, the Existing Fund will transfer all of its assets at closing to the New Fund in exchange for Institutional Class shares of the New Fund and the New Fund’s assumption of all of the Existing Fund’s liabilities. The Existing Fund will then distribute the Institutional Class shares it receives from the New Fund to shareholders in proportion to their holdings of such shares in the Existing Fund, in liquidation of the Existing Fund. At the time of the Reorganization, holders of the Existing Fund’s shares will receive shares of the New Fund with the same aggregate NAV as their Existing Fund shares held immediately prior to the Reorganization.

If the Plan is carried out as proposed, the Reorganization is not expected to have any adverse federal or state tax consequences to the Existing Fund or its shareholders. Please refer to the enclosed Combined Proxy Statement and Prospectus for a detailed explanation of the Reorganization.

6.	What will happen if the Reorganization is not approved?

If the shareholders of the Existing Fund do not approve the Reorganization, then the Existing Fund will continue to operate as a series of the Trust and the Trust’s Board of Trustees (the “Existing Fund Board”) may take any further action, such as re-soliciting shareholders to approve the Reorganization or liquidating the Existing Fund, it deems to be in the best interests of the Existing Fund and its shareholders.

7.	Why do I need to vote?

Your vote is important and is needed to ensure that the Reorganization proposal can be acted upon. Even if you are a small investor, your vote makes a difference. If too few shareholders vote, the Existing Fund may not receive enough votes to go forward with the special meeting. Your immediate response will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate and vote as soon as possible to avoid any delay in the proposed Reorganization. If necessary, we may ask Existing Fund shareholders to vote on a proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the Reorganization.

8.	How do the Trustees recommend that I vote?

After careful consideration, the Existing Fund Board approved the Reorganization and recommends that you vote “FOR” the Reorganization.

9.	Who is paying for expenses related to the Reorganization?

FCI has agreed to pay all of the expenses related to the Reorganization. Neither the Existing Fund nor the New Fund will bear any costs relating to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the New Fund’s Registration Statement and printing and distribution of the Combined Proxy Statement and Prospectus, legal fees, accounting fees, proxy solicitation expenses and other expenses of holding the special meeting. FCI expects the expenses of the Reorganization to be approximately $275,000.

10.	How do I vote?

You can vote in one of the following four ways:

1.	Complete, sign, date and promptly return the enclosed proxy card in the enclosed postage prepaid envelope;
2.	Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions;
3.	Go to the website that appears on the enclosed proxy card and follow the simple instructions; or
4.	Attend the shareholder meeting in person.

Whether or not you plan to attend the special meeting, your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

11.	What if I have questions?

If you have any questions regarding the proposed Reorganization or how to vote your shares, please call the Existing Fund’s proxy solicitor, Okapi Partners, toll-free at (855) 305-0856.

COMBINED PROXY STATEMENT AND PROSPECTUS
SEPTEMBER 13, 2017

FOR THE REORGANIZATION OF

APEXCM SMALL/MID-CAP GROWTH FUND,
a series of
ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
1-800-665-9778

INTO

FIERA CAPITAL SMALL/MID-CAP GROWTH FUND,
a series of
FIERA CAPITAL SERIES TRUST
375 Park Avenue, 8th Floor
New York, NY 10152
(212) 300-1600

This Combined Proxy Statement and Prospectus is being sent to you in connection with the solicitation of proxies by Ultimus Managers Trust, an open-end investment management company established under Ohio law as an unincorporated business trust (the “Trust”), on behalf of APEXcm Small/Mid-Cap Growth Fund (the “Existing Fund”), in connection with a special meeting of shareholders of the Existing Fund (the “Meeting”) to be held at 10:30 a.m. Eastern Time on November 9, 2017, at the offices of FCI, located at 375 Park Avenue, 8th Floor, New York, NY 10152. At the Meeting, shareholders of the Existing Fund will be asked to consider the following proposal, and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal:
To approve an Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Existing Fund, and Fiera Capital Series Trust (“FCST”), an open-end management investment company organized as a Delaware statutory trust, on behalf of Fiera Capital Small/Mid-Cap Growth Fund (the “New Fund”), a new series of FCST,~~,~~ providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Existing Fund by the New Fund in exchange for Institutional Class shares of the New Fund, as applicable; (b) the distribution of such shares to the shareholders of the Existing Fund; and (c) the liquidation and termination of the Existing Fund (the “Reorganization”).

A copy of the Plan is attached hereto as Appendix A. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Combined Proxy Statement and Prospectus, which means that they are legally considered to be a part of this Combined Proxy Statement and Prospectus:

•
the Prospectus and Statement of Additional Information (“SAI”) of the Existing Fund, dated September 28, 2016, are incorporated by reference to Post-Effective Amendment No. 87 to the Existing Fund’s Registration Statement on Form N-1A (File Nos. 333-180308 and 811-22680), filed with the SEC on September 28, 2016 (the “Existing Fund’s Prospectus and SAI”);

•	the Supplement to the SAI of the Existing Fund, dated May 5, 2017, is incorporated by reference, filed on Form 497 (File No. 333-180308) with the SEC on May 8, 2017; and

•
the report of the Independent Registered Public Accounting Firm for and audited financial statements of the Existing Fund is incorporated by reference to the Annual Report to Shareholders of the Existing Fund for its fiscal year ended May 31, 2017, filed on Form N-CSR (File No. 811-22680) with the SEC on August 8, 2017 (the “Existing Fund’s Annual Report”).

Copies of the Existing Fund’s documents are available upon request and without charge by writing to APEXcm Small/Mid-Cap Growth Fund c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling 1-800-665-9778. Free copies of these Existing Fund documents are also available at www.apexcmfund.com. Because the New Fund has not yet commenced operations as of the date of this Combined Proxy Statement and Prospectus, no Annual or Semi-Annual Report to Shareholders is available. Once available, copies of this document will be provided upon request and without charge by writing to Fiera Capital Small/Mid-Cap Growth Fund, c/o UMB Fund Services, 235 W.  Galena Street, Milwaukee, WI 53212, or by calling (855) 771-7119.

The Existing Fund’s Prospectus and Annual Report to Shareholders have been previously mailed to shareholders of the Existing Fund. The principal offices of the Trust and FCST are identified above. This Combined Proxy Statement and Prospectus will be first sent to shareholders on or about September 18, 2017.

This Combined Proxy Statement and Prospectus includes information about the New Fund that you should know before considering the Plan and resulting Reorganization, and it should be retained for future reference. Additional information contained in the SAI of the New Fund relating to this Combined Proxy Statement and Prospectus, as required by the SEC, is on file with the SEC. The New Fund’s SAI is available without charge, upon request by calling the toll-free number set forth above for the New Fund or by writing to the New Fund at the address set forth above. The New Fund’s SAI, dated September 13, 2017 (File Nos. 333- 215049 and 811-23220), filed with the SEC on September 13, 2017, is incorporated by reference into this Combined Proxy Statement and Prospectus.

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this Combined Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

I.	SYNOPSIS

A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this Combined Proxy Statement and Prospectus, including the documents incorporated by reference, as well as in the Agreement and Plan of Reorganization (the “Plan”, and the transaction contemplated in the Plan, collectively the “Reorganization”). This synopsis is qualified by reference to the more complete information contained herein as well as in the Prospectus and SAI of APEXcm Small/Mid-Cap Growth Fund (the “Existing Fund”), a series of Ultimus Managers Trust (the “Trust”), as supplemented to date, which includes information about the Existing Fund, and in the Plan attached hereto as Appendix A. Shareholders should read this entire Combined Proxy Statement and Prospectus carefully.

B.	Reasons for the Reorganization and Board Deliberations

The Board of Trustees of the Existing Fund (the “Existing Fund Board”) considered the Reorganization at a meeting held on July 24-25, 2017, and the Existing Fund Board, including a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the Reorganization. In approving the Reorganization, the Existing Fund Board determined that: (i) participation in the Reorganization is in the best interest of the Existing Fund and its shareholders; and (ii) the interests of the Existing Fund’s shareholders would not be diluted as a result of the Reorganization.

Fiera Capital Inc. (“FCI”) is proposing this Reorganization because FCI is the sole investment manager to its proprietary Fiera Capital Series Trust (“FCST”), which launched with its initial series on May 1, 2017, and now has an additional series in registration. FCI’s business objective is to manage all of its mutual fund clients, including the Existing Fund, under its proprietary FCST. FCI believes that by consolidating all of its fund clients into a single trust, FCI will be better positioned to grow its fund clients’ assets and potentially achieve greater economies of scale for fund shareholders. In this connection, by operating under a single proprietary trust, FCI believes it will be better positioned to market and brand its mutual fund business under a single trust complex. Furthermore, FCI has agreed to reduce the management fee so that the New Fund’s management fee is 5 basis points lower than the Existing Fund’s management fee for the initial three-year period of the New Fund’s operations. In addition, FCI has agreed to a New ELA (defined below) substantially similar to the Existing Fund’s current expense limitation agreement, including the same expense limit as the Existing Fund. Thus while the contractual reduction in the management fee will not translate into shareholder economic benefit while the New ELA is in place, the total potential repayment amount that FCI could receive under the New ELA will be less than if the management fee had not been reduced. FCI indicated to the Existing Fund Board that they believe the Reorganization would be in the best interests of the Existing Fund shareholders and recommended that the Existing Fund Board approve the Reorganization.

In determining that (i) the participation in the Reorganization is in the best interest of the Existing Fund and its shareholders; and (ii) the interests of the Existing Fund’s shareholders would not be diluted as a result of the Reorganization, the Existing Fund Board reviewed and considered various information provided to them to assist them in evaluating the Reorganization, such as information relating to: the terms of the Plan; the investment objective, strategies, risks and policies of Fiera Capital Small/Mid-Cap Growth Fund (the “New Fund”), a new series of FCST, as compared to the Existing Fund’s investment objective, strategies, risks and policies; the New Fund’s fee structure, as compared to the Existing Fund’s fee structure; the New Fund’s investment adviser, including that FCI, has been the adviser to the Existing Fund since its inception in 2012 and that it is anticipated that the portfolio manager of the Existing Fund will continue as portfolio manager of the New Fund; the New Fund’s other services providers and their anticipated general fee structures; FCST’s board, including its composition and governance structure; the investment objective and strategies of the other series in FCST; FCI’s strategic plans for the New Fund following the Reorganization, including marketing and distribution plans; the anticipated U.S. federal income tax consequences of the Reorganization; the costs anticipated to be incurred in connection with the Reorganization and the fact that FCI, the Existing Fund’s investment adviser, would pay such costs; and the recommendation of FCI, among other relevant information. FCI’s recommendation was based on, among other things, its view that the Existing Fund and the New Fund would be, from a shareholder perspective, the same investment decision with similar expenses and there would be continuity in the management of the strategy. In addition, the Independent Trustees were advised by independent legal counsel in their considerations of the Plan and the Reorganization.

The members of the Existing Fund Board (each a “Trustee,” and together, the “Trustees”) did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Reorganization. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Existing Fund Board in making its determination:

•	the New Fund and the Existing Fund have the same investment objective, and substantially similar fundamental investment policies, principal investment strategies and principal risks;

•
FCI, the investment adviser to the Existing Fund, would serve as the investment adviser to the New Fund, and it is expected that the New Fund will be managed by Nitin N. Kumbhani, the portfolio manager who has managed the Existing Fund since its inception, providing continuity of management;

•
the management fee rate for the New Fund will be slightly lower than the management fee rate of the Existing Fund for the first three-years of the New Fund’s operations and the total expenses of the New Fund are expected to be similar to the total expenses of the Existing Fund;

•
FCI has agreed to enter into a contractual expense limitation agreement with the New Fund through October 1, 2020 that has similar terms as the Existing Fund’s current expense limitation agreement, which generally caps expenses at 1.05% of the  average daily net assets of the sole class of the Existing Fund;

•	the determination of FCI to manage all of its mutual fund clients under a proprietary trust, FCST;

•
the range and quality of services that the shareholders of the Existing Fund would receive as shareholders of the New Fund are expected to generally be comparable to the range and quality of services that such shareholders currently receive;

•	the reasonableness of the terms and conditions in the Plan;

•	the proposed Reorganization is intended to be tax-free for U.S. federal income tax purposes for the Existing Fund and its shareholders;

•	the proposed Reorganization will not result in the dilution of the Existing Fund’s shareholders’ interests;

•	FCI, not the Existing Fund or the New Fund, would pay all costs associated with the Reorganization; and

•	The shareholders of the Existing Fund will continue to have the ability to redeem their shares prior to the Reorganization.

After careful analysis and consideration and evaluating all of the information and factors above and after consulting with legal counsel, the Existing Fund Board, in the exercise of their responsibility and duty under applicable law, concluded that the terms of the Plan were reasonable and that the Reorganization is in the best interest of the Existing Fund’s shareholders and that their interest would not be diluted as a result of the transactions contemplated by the Reorganization. Therefore, the Existing Fund Board directed that the Plan be submitted to shareholders of the Existing Fund for approval.

The Existing Fund Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about November 15, 2017, or such other date as is agreed to by the parties, provided that the Existing Fund and the New Fund have obtained prior to that time an opinion of Kramer Levin Naftalis & Frankel LLP (“Kramer Levin”), legal counsel to the New Fund, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Existing Fund, at any time prior to the closing: (i) by either the Existing Fund or the New Fund, if the other party or FCI materially breaches certain provisions of the Plan; (ii) by either the Existing Fund or the New Fund, if certain conditions of the Plan are not met; (iii) by either the Existing Fund or the New Fund, if a government order prohibits the closing of the Reorganization; or (iv) by the mutual consent of the Existing Fund and the New Fund. Further, if the Reorganization has not been substantially completed by the first anniversary of the Plan, the Plan shall automatically terminate unless a later date is agreed to in writing by both the Existing Fund and the New Fund.

FCI has agreed to pay all of the expenses related to the Reorganization. Neither the Existing Fund nor the New Fund will bear any costs relating to the Reorganization. The expenses of the Reorganization are expected to be approximately $275,000. The costs of the Reorganization include, but are not limited to, costs associated with the preparation, filing, printing, and mailing of this Combined Proxy Statement/Registration Statement; legal, accounting, and other professional fees; proxy solicitation expenses; and other expenses of holding the special meeting and expenses incurred in connection with the dissolution and liquidation of the Existing Fund following the Reorganization. In addition to solicitations by mail, certain officers and agents of the Existing Fund, and FCI also may solicit proxies, without special compensation, by telephone. If shareholders holding a sufficient number of shares of the Existing Fund do not approve the Reorganization, then it is expected that the Existing Fund will continue to operate as a series of the Trust and the Existing Fund Board may take any further action, such as re-soliciting shareholders to approve the Reorganization or liquidating the Existing Fund, as it deems to be in the best interests of the Existing Fund and its shareholders.

C.	The Proposed Plan and Resulting Reorganization

If the Existing Fund’s shareholders approve the Plan, and certain closing conditions are met, the Reorganization is expected to take place as follows:

•	the Existing Fund will transfer all its assets at closing to the New Fund;

•
the New Fund will assume the liabilities of the Existing Fund and issue Institutional Class shares to the Existing Fund, which will distribute those Institutional Class shares pro rata to its shareholders;

•	Shareholders of the Existing Fund will become Institutional Class shareholders of the New Fund;

•
shares of the New Fund received by shareholders of the Existing Fund at the time of the Reorganization will have the same aggregate net asset value (“NAV”) as the shares of the Existing Fund held immediately prior to the Reorganization; and

•	the Existing Fund will be liquidated.

D.	Comparison of the Existing Fund and the New Fund

1.	Investment Objectives

The Existing Fund and the New Fund share the same investment objective, which is to seek to achieve long-term capital growth. The Existing Fund Board may change the investment objective of the Existing Fund without shareholder approval. The Board of Trustees of the New Fund (the “New Fund Board”) also may change the investment objective of the New Fund without the New Fund’s shareholders’ approval.

2.	Principal Investment Strategies

The Existing Fund and the New Fund have substantially identical principal investment strategies. Below is a description of the principal investment strategies of both Funds.

Existing Fund

The Existing Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which are expected to grow faster than the U.S. economy. The Existing Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500™ Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest in exchange-traded funds (“ETFs”).

Under normal circumstances, the Existing Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small- and mid-cap companies. This investment policy may be changed by the Existing Fund Board without shareholder approval upon at least 60 days’ prior written notice to shareholders. The Existing Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-companies through the purchase of American Depository Receipts (“ADRs”) and/or foreign domiciled companies listed on U.S. stock exchanges.

In selecting investments for the Existing Fund, FCI uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom- up” security selection. The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities. Through this “top-down” view, FCI seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

FCI then looks to fundamental “bottom-up” research for individual companies that are exhibiting earnings growth potential at different stages of a company’s growth cycle and may benefit from the observed secular/macro trends. The core investments of the Existing Fund typically include more established companies that FCI recognizes as “stable growth” companies. Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates. The Existing Fund may also invest in companies that are in the earlier stages of their growth cycle that FCI recognizes as “emerging growth” companies. Emerging growth companies typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential. Characteristics FCI considers in identifying emerging growth companies for the Existing Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

The Existing Fund may sell common stock when FCI believes that it has achieved full valuation, FCI identifies a more attractive investment, the Existing Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings reports or similar adverse events. In general, once a common stock reaches $12 billion in market capitalization, FCI gradually liquidates the position.

New Fund

FCI seeks to achieve the New Fund’s investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which FCI expects to grow faster than the U.S. economy. The New Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500™ Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The New Fund may also invest in ETFs.

Under normal circumstances, the New Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small- and mid-cap companies. This investment policy may be changed by the Board of Trustees of the New Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders. In addition, the New Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-companies through the purchase of ADRs and/or foreign domiciled companies listed on U.S. stock exchanges.

In selecting investments for the New Fund, FCI uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom- up” security selection. The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal & monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities. Through this “top-down” view, FCI seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

FCI then looks to fundamental “bottom-up” research for individual companies that it believes are exhibiting earnings growth potential at different stages of a company’s growth cycle and may benefit from the observed secular/macro trends. The core investments of the New Fund typically include more established companies that the Adviser recognizes as “stable growth” companies. The Adviser believes that stable growth companies can typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates. The New Fund may also invest in companies that are in the earlier stages of their growth cycle that FCI recognizes as “emerging growth” companies. FCI believes that emerging growth companies can typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential. Characteristics FCI considers in identifying emerging growth companies for the New Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace. The New Fund may sell common stock when FCI believes that the security has achieved full valuation, FCI identifies a more attractive investment, the New Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings reports or similar adverse events or other relevant factors. In general, once a security reaches $12 billion in market capitalization, FCI gradually expects to liquidate the position.

3.	Investment Advisory Services

FCI, located at 375 Park Avenue, 8th Floor, New York, NY 10152, is the investment adviser to the Existing Fund and will be the investment adviser to the New Fund. FCI, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940. FCI was founded in 1972, and is wholly owned by Fiera US Holding Inc., a U.S. holding company which in turn is wholly owned by Fiera Capital Corporation, a publicly traded Canadian investment management firm whose stock is listed on the Toronto Stock Exchange (FSZ: CN).  FCI or affiliates of FCI may serve as investment advisers, sub-advisers or general partners to other registered and private investment companies.  As of May 31, 2017, FCI had approximately $21 billion in assets under management. If the Reorganization is approved, FCI will be the investment adviser of the New Fund under an investment advisory agreement with the New Fund (the “New Advisory Agreement”) that, for the first three (3) fiscal years of the New Fund’s operations, will provide for an annual management fee rate of 0.95%, which is 5 basis points less than the management fee of the Existing Fund. Thereafter, the current management fee of 1.00% will go into effect.  The reduction in the management fee will not have the effect of reducing the expense ratio for shareholders because of the expense limitation already in place (for at least the initial three year period).  After the initial three year period, shareholders may pay higher total expenses for the New Fund (to the extent the New ELA is not renewed or is not otherwise in place). All other terms of the New Advisory Agreement are materially identical to the terms of the Existing Fund’s management agreement. It is expected that the New Fund will be managed by Nitin N. Kumbhani, the portfolio manager who has managed the Existing Fund since its inception.

4.	Distribution Services

The Existing Fund’s principal underwriter is Ultimus Fund Distributors, LLC (the “UFD”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. . Foreside Fund Services, LLC (“Distributor”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, will be the New Fund’s distributor and will serve as the principal underwriter, the exclusive agent for the distribution of the New Fund’s shares. As with UFD, the Distributor may sell the New Fund’s shares to or through qualified securities dealers or other approved entities. It is expected that the distribution services provided to the New Fund by the Distributor will be substantially similar to the services UFD provides the Existing Fund.

5.	Purchase and Redemption Procedures

The Existing Fund and the New Fund have substantially similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Existing Fund and the New Fund are made at the NAV per share next determined after receipt of a purchase or redemption order by the transfer agent.

For shares of the Existing Fund, the investment minimum is $2,500 for all accounts. The minimum additional investment in the Existing Fund is $100 for regular accounts and $50 for IRA and UGMA/UTMA accounts.

There is no minimum initial investment for Institutional Class shares in the New Fund with respect to investors who receive these shares as part of the Reorganization. The minimum initial investment for Institutional Class shares in the New Fund for other investors is $1,000,000. The minimum additional investment requirement for the New Fund is $100 for Institutional Class shares.

E.	Federal Tax Consequences of the Proposed Reorganization

The Existing Fund and the New Fund will have received on the closing date of the Reorganization an opinion of Kramer Levin, legal counsel to the New Fund, to the effect that Kramer Levin believes that the proposed Reorganization, if carried out as proposed, will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is anticipated that: (i) no gain or loss will be recognized by the Existing Fund upon the transfer of assets to the New Fund solely in exchange for shares of the New Fund and the assumption by the New Fund of liabilities of the Existing Fund, if any, or by shareholders of the Existing Fund upon their receipt of shares of the New Fund in exchange for shares of the Existing Fund; (ii) the aggregate tax basis of the shares of the New Fund received by a shareholder of the Existing Fund will be the same as the aggregate tax basis of the shares of the Existing Fund exchanged therefor; and (iii) the holding period of a shareholder of the Existing Fund for the shares of the New Fund received in the Reorganization will include the period during which the shares of the Existing Fund exchanged therefor were held, provided the latter shares were held as capital assets by the shareholder on the date of the exchange.

II.	PRINCIPAL RISK FACTORS

A discussion regarding principal risks of investing in the Existing Fund and the New Fund is set forth below. Because the New Fund will be managed by the investment adviser to the Existing Fund using the same investment objective and substantially identical principal investment strategies as the Existing Fund, and because, if the Reorganization of the Existing Fund is completed as proposed, the New Fund will obtain the portfolio of the Existing Fund, it is anticipated that the Existing Fund’s and the New Fund’s principal risks will be substantially the same.

As with any mutual fund investment, there is a risk that you could lose money by investing in either Fund. The success of the New Fund’s investment strategy depends largely upon FCI’s skill in selecting securities for purchase and sale by the New Fund and there is no assurance that the New Fund will achieve its investment objective. Because of the investment techniques FCI uses, the Fund is designed for investors who are investing for the long-term (three to five years). Neither Fund is intended to be a complete investment program.

Existing Fund	New Fund

Stock Market Risk. Stock prices are volatile. Stock market risk refers to the risk that the value of stocks in the Fund’s portfolio may decline due to daily fluctuations in the stock market. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Market Risk.  Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise.  The value of Fund investments may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund.  Accordingly, an investment in the Fund could lose money over short or long periods.  The market values of the investments the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these investments, among other factors.

Existing Fund	New Fund

Mid-Cap Company Risk. Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations. Mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Small- and Mid-Cap Company Securities Risk.  Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk.  For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations.  Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams.  Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies.  If the Fund takes significant positions in small- or mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund.  In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Small-Cap Company Risk. The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies. Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies. Due to these and other factors, stocks of small- cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile. Because small-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small-cap companies may be subject to greater price fluctuations. Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.
See “Small- and Mid-Cap Company Securities Risk” above.

Existing Fund	New Fund

Foreign Investment Risk. Investing in foreign securities (i.e., securities issued by companies whose principal business activities are outside the United States), may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. ADRs are subject to risks similar to those associated with direct investments in foreign securities. Additional information about foreign securities risk can be found in the Fund’s Statement of Additional Information (“SAI”).

Foreign Securities Risk.  Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies.  For example, foreign markets can be extremely volatile.  Foreign securities may also be less liquid than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices.  Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities.  The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments.  In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.  In some cases, such withholding or other taxes could potentially be confiscatory.  Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets.  In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers.  Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation.  The less developed a country’s securities market is, the greater the level of risks.  The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.  The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.  Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad.  The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the foregoing risks of investing in foreign securities.

Existing Fund	New Fund

ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply.

Depositary Receipts Risk.  Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.  Some foreign securities are traded in the form of ADRs.  Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company.  In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund may invest can incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.
Identical

Existing Fund	New Fund

Growth Investing Risk. Growth stocks, which can be priced on future expectations rather than current results, tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the earnings of their issuers and can be more volatile than the stock of more established issuers.

Growth Securities Risk.  Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund may also underperform versus relevant indices. The Fund’s growth style may go out of favor with investors, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Active Management Risk.  The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to make investment decisions that will achieve the Fund’s investment objective.  Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Sector Risk. At times when the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share.

Sector Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology/technology-related sectors.  Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.  Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Existing Fund	New Fund

Issuer Risk.  An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.  Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk.  Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price.  Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility.  Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk.  The Fund may have to accept a lower selling price for the holding, sell other, liquid or more liquid, investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity.  Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress.  Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments.  Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments.  Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments).  Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund.  Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.  Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.

III.	COMPARISON FEE TABLES AND EXAMPLES

A.	Fee Tables

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Existing Fund and the New Fund (each referred to as a “Fund” as appropriate). The expenses for the Existing Fund are based on expenses incurred by the Existing Fund during its most recently completed fiscal year ended May 30, 2017 and thus are a restatement of the expenses shown in the prospectus of the Existing Fund dated September 28, 2016 to reflect current fees. Only pro forma information has been presented for the New Fund because it will not commence operations until the Reorganization is completed.

FEES AND EXPENSES

	Existing Fund	Pro Forma: New Fund Institutional Class
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	0.95%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.21%	0.14%(1)
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.22%	1.10%
Management Fee Waivers and/or Expense Reimbursements	(0.16%)(2)	(0.04)%(3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	1.06%	1.06%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” for the New Fund are based on estimates for the current fiscal year of the New Fund.

(2)
FCI has contractually agreed, until October 1, 2018 (the “Existing ELA”), to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Existing Fund’s business) to an amount not exceeding 1.05% of the Existing Fund’s average daily net assets. Management Fee reductions and expense reimbursements by FCI are subject to repayment by the Existing Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be paid were incurred. Prior to October 1, 2018, this agreement may not be modified or terminated without the approval of the Existing Fund Board. This agreement will terminate automatically if the Existing Fund’s investment advisory agreement with FCI is terminated.

(3)
FCI has contractually agreed, until October 1, 2020 (the “New ELA”), to reduce the Management Fee and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the New Fund’s business) to an amount not exceeding 1.05% of the average daily net assets for the Institutional Class shares of the New Fund. Management Fee reductions and expense reimbursements by FCI are subject to repayment by the New Fund for a period of three years after such fees and expenses were incurred (the “Three Year Period”), provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be paid were incurred (together, the “Recoupment Conditions”).  In addition, under the New ELA, FCI may recoup from the New Fund any fee reductions or expense reimbursements made by FCI under the Existing ELA, subject to the Three Year Period not being surpassed from the date of the reduction/reimbursement and subject to the Recoupment Conditions being met. Prior to October 1, 2020, this agreement may not be modified or terminated without the approval of the New Fund Board. This agreement will terminate automatically if the New Fund’s investment advisory agreement with FCI is terminated.

B.	Example

This example will help you compare the cost of investing in the Existing Fund and the New Fund with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in the specified fund for the periods indicated and then redeem all of your shares at the end of those periods. With respect to the New Fund, the example assumes that the Reorganization has been completed as contemplated. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, except that the contractual agreement to waive management fees and reimburse expenses remains in effect until October 1, 2018 for the Existing Fund and October 1, 2020 for the New Fund, respectively. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Existing Fund	New Fund
	Shares	Institutional Class
1 Year	$108	$108
3 Years	$371	$337
5 Years	$655	$594
10 Years	$1,463	$1,329

C.	Expense Limitation Agreements

Existing Fund Expense Limitation Agreement. Under the Existing ELA, FCI has contractually agreed, until October 1, 2018, to reduce its fees payable under the investment advisory agreement with the Existing Fund and/or reimburse other expenses of the Existing Fund to the extent necessary to limit total operating expenses of the Existing Fund (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Existing Fund’s business) to an amount not exceeding 1.05% of the Existing Fund’s average daily net assets. Management fee reductions and expense reimbursements by FCI are subject to repayment by the Existing Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the operating expenses of the Existing Fund (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Existing Fund’s business), without regard to such repayment, to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. The Existing ELA will terminate automatically if the Existing Fund’s investment advisory agreement is terminated.  It is expected that the Existing ELA will continue from year to year provided each such continuance is specifically approved by a majority of the trustees of the Trust who (i) are not “interested persons” of the Trust or any other party to the Existing ELA, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and (ii) have no direct or indirect financial interest in the operation of the agreement (the “Non-Interested Trustees”). The Existing ELA may be terminated by FCI or the Existing Fund Board at the end of the then-current term upon not less than 90 days’ notice to the other party.

New Fund Expense Limitation Agreement. Under the New ELA, FCI has contractually agreed, until October 1, 2020, to reduce its fees payable under the advisory agreement with the New Fund and/or reimburse other expenses of the New Fund to the extent necessary to limit total operating expenses of the New Fund (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the New Fund’s business) to an amount not exceeding 1.05% of the average daily net assets for the Institutional Class shares (the class of shares to be received by Existing Fund shareholders as part of the Reorganization) of the New Fund.  Fee reductions and expense reimbursements by FCI are subject to monthly repayment by the New Fund within the Three Year Period subject to the Recoupment Conditions being met. Furthermore, the amount of repayment in any month shall be limited so that the sum of (a) the amount of such payment and (b) the other operating expenses of the New Fund (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the New Fund’s business) do not exceed 1.05% of the average daily net assets attributable to Institutional Class shares of the New Fund. In addition, under the New ELA, FCI may recoup from the New Fund any fee reductions or expense reimbursements made by FCI under the Existing ELA, subject to the Three Year Period not being surpassed from the date of the reduction/reimbursement and subject to the Recoupment Conditions being met.  The New ELA will continue in effect until October 1, 2020 and from year to year thereafter provided each such continuance is specifically approved by a majority of the trustees of FCST who (i) are not “interested persons” of FCST or any other party to the New ELA, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the agreement (the “Non-Interested FCST Trustees”). FCST or FCI may terminate the New ELA at the end of the then-current term upon not less than 90 days’ notice to the other party; and provided further that, in the case of termination by FCST, such action shall be authorized by resolution of a majority of the Non-Interested FCST Trustees or by a vote of a majority of the outstanding voting securities of the New Fund. The New ELA automatically terminates if the advisory agreement with the New Fund is terminated.

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

The Plan sets forth the terms by which the Existing Fund will be reorganized into the New Fund. The form of Plan is attached as Appendix A, and the description of the Plan contained herein is qualified in its entirety by the attached Plan. The following is a summary of key information concerning the proposed Reorganization.

A.	Summary of the Proposed Reorganization

The Plan provides that upon the transfer of all of the assets of the Existing Fund to the New Fund on the closing date of the Reorganization (“Closing Date”), the New Fund will assume all of the liabilities of the Existing Fund and issue to the Existing Fund that number of full and fractional Institutional Class shares having an aggregate NAV equal in value to the aggregate NAV of the Existing Fund’s shares, calculated as of the last business day preceding the Closing Date (the “Valuation Date”). The Existing Fund will then distribute the shares it receives from the New Fund to its shareholders in proportion to their holdings of such shares in the Existing Fund, in liquidation of the Existing Fund. Existing Fund shareholders will receive shares of the New Fund based on their respective holdings in the Existing Fund as of the Valuation Date.

Upon completion of the Reorganization, each shareholder of the Existing Fund will own that number of full and fractional Institutional Class shares of the New Fund having an aggregate NAV equal to the aggregate NAV of such shareholder’s Existing Fund shares held in the Existing Fund as of the Valuation Date. Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Existing Fund for such shareholder.

Until the Valuation Date, shareholders of the Existing Fund will continue to be able to redeem their shares as stated in the Existing Fund’s prospectus, dated September 28, 2016. Redemption and purchase requests received by the Existing Fund’s transfer agent after the Valuation Date will be treated as requests received for the redemption or purchase of shares of the New Fund. After the Reorganization, all of the issued and outstanding shares of the Existing Fund will be canceled on the books of the Existing Fund and the transfer agent’s books of the Existing Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from Kramer Levin, counsel to the New Fund, addressed to the Existing Fund and the New Fund. The opinion from Kramer Levin will address certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and assumes the parties’ performance in all material respects of their respective agreements and undertakings in the Plan. Assuming satisfaction of the conditions in the Plan, the Closing Date of the Reorganization will be on or about November 15, 2017, or such other date as is agreed to by the parties.

The Plan may not be changed except by a written agreement signed by each party to the Plan.

B.	Description of the New Fund Shares

The New Fund shares issued to the Existing Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. The New Fund shares may be sold and redeemed based upon the NAV of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund’s prospectus.

C.	Reasons for the Reorganization Considered by the Existing Fund Board

The Existing Fund Board, including a majority of the Independent Trustees, has determined that the interests of the Existing Fund’s shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the Existing Fund’s shareholders.

The reasons for the Reorganization are described above under “Synopsis - Reasons for the Reorganization and Board Deliberations”.

D.	Federal Income Tax Consequences

The Reorganization is intended to be a tax-free reorganization for U.S. federal income tax purposes. Kramer Levin, counsel to the New Fund, has been asked to deliver to the New Fund and the Existing Fund an opinion, and the closing of the Reorganization will be conditioned on receipt of such an opinion, substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes:

•
The Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Existing Fund and the New Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•
Under Sections 361 and 357 of the Code, the Existing Fund will not recognize gain or loss upon (i) the transfer of all its assets to the New Fund solely in exchange for New Fund shares and the assumption by the New Fund of liabilities of the Existing Fund in the Reorganization and (ii) the distribution of the New Fund shares by the Existing Fund to its shareholders in the Reorganization;

•
Under Section 1032 of the Code, the New Fund will not recognize gain or loss upon receipt of the assets of the Existing Fund solely in exchange for the New Fund shares and the assumption by the New Fund of all liabilities and obligations of the Existing Fund in the Reorganization;

•
Under Section 362(b) of the Code, the New Fund’s tax basis in the assets of the Existing Fund transferred to the New Fund in the Reorganization will be the same as the Existing Fund’s tax basis in such assets immediately prior to the transfer;

•
Under Section 1223(2) of the Code, the New Fund’s holding periods for the assets received from the Existing Fund in the Reorganization will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Existing Fund;

•
Under Section 354 of the Code, the Existing Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Existing Fund for the New Fund shares in the Reorganization;

•
Under Section 358 of the Code, the aggregate tax basis of New Fund shares received by a shareholder of the Existing Fund in the Reorganization will be the same as the aggregate tax basis of the Existing Fund’s shares exchanged therefor;

•
Under Section 1223(1) of the Code, an Existing Fund shareholder’s holding period for the New Fund shares received in the Reorganization will include the shareholder’s holding period for the Existing Fund shares exchanged therefor, provided the shareholder held such Existing Fund shares as capital assets on the date of the exchange;

•
The New Fund will succeed to and take into account the items of the Existing Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder; and

•
The Reorganization will not terminate the taxable year of the Existing Fund. The part of the taxable year of the Existing Fund before the Closing Date and the part of the taxable year of the New Fund after the Closing Date will constitute a single taxable year of the New Fund.

Although the Existing Fund is not aware of any adverse state income tax consequences, it has not made any investigation as to those consequences for its shareholders. Additionally, neither the Existing Fund nor the New Fund has sought, and neither will seek, a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the U.S. federal income tax consequences of the Reorganization. The Kramer Levin opinion will be based on certain factual certifications made by officers of the Trust and FCST and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the IRS or a court would agree with the opinion. An opinion of counsel is not binding upon the IRS or the courts. If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Existing Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Existing Fund shares and the fair market value of the shares of the New Fund he or she received in the Reorganization.

The New Fund will succeed to the tax attributes, including capital loss carryovers (if any), of the Existing Fund in the Reorganization. The ability of the New Fund to carry forward capital losses (if any) of the Existing Fund and use such losses to offset future gains will not be limited as a direct result of the Reorganization.

Although the Reorganization is expected to be tax-free for shareholders of the Existing Fund, the Existing Fund may make one or more distributions to shareholders prior to the closing of the Reorganization. Any such distribution will generally be taxable to shareholders as ordinary income or capital gain.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S., and other tax laws.

E.	Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Existing Fund versus the rights of shareholders of the New Fund.

Governing Law. The Existing Fund is organized as a diversified separate series of the Trust. The New Fund is organized as a diversified separate series of FCST. The Trust is an open-end investment management company organized as an Ohio business trust, while FCST is organized as a Delaware statutory trust (collectively referred to as the “Trusts”). Because the Trusts are organized under different state law, the state laws governing the Existing Fund and the New Fund will be different. The Existing Fund and the New Fund are authorized to issue an unlimited number of shares of beneficial interest. The operations of the Existing Fund and the New Fund are each governed by their respective trust instruments (“Declarations of Trust”) and By-Laws (together with the Declarations of Trust, the “Governing Documents”) and applicable state law.

Term of Trustees; Removal of Trustees. Both Trusts’ Declarations of Trust generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation, death, retirement, or removal. Any Trustee of the Trust may be removed at any time by the action of two-thirds of the remaining Trustees or by vote of shareholders owning at least two-thirds of the outstanding shares of the Trust. Any Trustee of FCST may be removed at any time by the action of a majority of the remaining Trustees or by vote of shareholders owning at least two-thirds of the outstanding shares of FCST.

Trustee Liability and Indemnification. Under Ohio law, trustees of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. Delaware law does not include an express provision limiting the liability of the trustees of a Delaware statutory trust, and the Trustees of the Trust could potentially be held personally liable for the obligations of the Trust. FCST’s Declaration of Trust, however, generally provides that no Trustee of FCST shall be subject to any personal liability in connection with the assets or affairs of a series of FCST. Neither Declaration of Trust protects Trustees from any liability that they may incur as a result of their bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Both Trusts are required to indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or Trustees, except under certain limited circumstances relating to the culpability of such officers or Trustees.

Shareholder Meetings. Under both Ohio and Delaware law and the Declarations of Trust, neither the Trust nor FCST is required to hold annual meetings of shareholders. The Trust’s Bylaws provide that the Existing Fund Board may call meetings of the shareholders from time to time for the purpose of taking action upon any matter requiring the vote or authority of the shareholders or upon any other matter deemed by the Existing Fund Board to be necessary or desirable. The Trust’s Bylaws also generally provides that the Existing Fund Board shall call a meeting of the shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding not less than 10% of the shares of the Trust then outstanding. Further, the Trust’s Bylaws generally provide that if the Existing Fund Board fails to call a meeting of shareholders for a period of 30 days after written application by shareholders holding at least 25% of the shares then outstanding requesting a meeting be called for any other purpose requiring action by the shareholders, then the shareholders holding at least 25% of the shares then outstanding may call such meeting. FCST’s By-Laws provide that meetings of shareholders of shall be held whenever a vote of such shareholders is required by the Declaration of Trust and at such other times as the Trustees may determine to be necessary, appropriate or advisable.  FCST’s By-Laws also state that meetings of shareholders to consider any matter as to which a vote of shareholders is required by the 1940 Act, or is permitted to be requested by shareholders pursuant to the 1940 Act and as to which the Trustees have not called a meeting of shareholders shall be called by the secretary upon the written request of the holders of shares entitled to cast not less than 10% of all the votes then entitled to be cast on such matter at a meeting of Shareholders. Under the Governing Documents of the Trust, shareholders must be given not less than 7 days’ notice of any shareholder meeting. The Trust’s By-Laws state that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, but any lesser number shall be sufficient for adjournments. FCST’s By-Laws state that the holders of shares representing forty percent (40%) of the shares entitled to vote on a matter, present in person or represented by proxy, shall be requisite and shall constitute a quorum for the transaction of business as to such matter.

The Trust’s Declaration of Trust states that shareholders have the power to vote only on the matters specified in such Declaration of Trust and generally give shareholders the power to vote for (i) the election or removal of Trustees, (ii) any contract to which shareholder approval is required by the 1940 Act, (iii) any reorganization of the Trust or any series of the Trust, (iv) certain amendments of the Trust’s Declaration of Trust, (v) any matter to the same extent as stockholders of an Ohio business corporation regarding derivative or class actions, and (vi) such additional matters required by the 1940 Act, the Trust’s Governing Documents, or as the Trustees may consider desirable.

FCST shareholders have the right to vote only (i) for the election or removal of Trustees; and (ii) with respect to such additional matters relating to the Trust as may be required by FCST’s Declaration of Trust, by FCST’s By-Laws, the 1940 Act or by any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable.

Shareholder Liability. Under both Delaware and Ohio law, shareholders of a business trust or statutory trust, respectively, are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights.

The Governing Documents for both Trusts provide that any shareholder or former shareholder of the respective Trust shall not be held to be personally liable for any obligation or liability of the trust solely by reason of being or having been a shareholder, and the Trust and FCST are required to indemnify their respective shareholders and former shareholders against all losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the trust and not because of his or her acts or omissions or for some other reason from the assets of the series of which he or she was a shareholder.

Series Liability. The Existing Fund is one of many series of the Trust, while the New Fund is one of multiple series of FCST.

Under Ohio law, the liabilities of a business trust, like the Trust, shall extend to the whole of the trust estate held by such trustee or trustees. Accordingly, the Existing Fund (and the New Fund pursuant to the terms of the Plan) may be liable for the debts and obligations of other series of the Trust. However, to reduce the likelihood of the assets of a series in the Trust being used to pay the debts and obligations of another series, the Trust’s Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series. In addition, the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that the Trust will be successful in preventing the assets of one series from being available to creditors of another series.

Delaware law provides for the ability to limit liabilities of a series such that creditors of one series only have recourse against the assets of that series and not those of other series in the trust. This ability under Delaware law to limit the liability of a series is subject to certain specified conditions including that the trust must maintain separate and distinct records for each series, and each series’ assets must be held and accounted separately from other series and the statutory trust generally. In addition, governing documents under Delaware law must make appropriate references to the limitation of inter-series liability. The Trust’s Declaration of Trust states that any all persons who have extended credit which has been allocated to a particular series, or who have a claim or contract which has been allocated to any particular series, shall look, and shall be required by contract to look exclusively, to the assets of that particular series for payment of such credit, claim or contract.

Board of Trustees. Each of the Trust and FCST is a series trust with a board of trustees. The composition of the Existing Fund Board is different from that of the New Fund Board, both in terms of membership and size. The Trust’s Governing Documents provide that the number of trustees serving on the Existing Fund Board shall be set by the Board; currently, the Existing Fund Board has set the number of trustees at four. FCST’s Declaration of Trust provides that the number of trustees serving on the New Fund Board shall be set by the New Fund Board, provided that in no event shall there be less than one or more than fifteen trustees; currently, the New Fund Board has set the number of trustees at four.

For more information on governance matters, refer to the September 28, 2016 SAI for the Existing Fund, as supplemented on May 5, 2017, and the September 13, 2017 SAI for the New Fund, each of which is incorporated by reference into this Combined Proxy Statement and Prospectus.

F.	Capitalization

The following table shows the capitalization of the Existing Fund and the New Fund and the pro forma combined capitalization of the New Fund on an unaudited basis as of May 31, 2017 as if the Reorganization had occurred on that date:

	Existing Fund	New Fund*	New Fund Pro Forma Combined
NAV – Institutional Class (or sole class of Existing Fund)	$292,697,270	---	$292,697,270
Shares outstanding – Institutional Class (or sole class of Existing Fund)	16,490,002.6600	---	16,490,002.6600
NAV per Institutional Class share (or sole class of Existing Fund)	$17.75	---	$17.75
NAV – Investor Class	--	---	--
Shares outstanding – Investor Class	--	---	--
NAV per Investor share	--	---	--

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

V.	INFORMATION ABOUT THE EXISTING FUND AND THE NEW FUND

A.	Investment Objective

Existing Fund

Investment Objective: The Existing Fund seeks to achieve long-term capital growth. The Existing Fund Board has reserved the right to change the investment objective of the Existing Fund without shareholder approval.

New Fund

Investment Objective: The New Fund likewise seeks to achieve long-term capital growth. The New Fund’s investment objective is not a fundamental policy and may be changed by the New Fund Board without shareholder approval.

A.	Fees and Expenses

Existing Fund

For its services, the Existing Fund pays FCI a monthly investment advisory fee computed at the annual rate of 1.00% of the Existing Fund’s average daily net assets under the terms of an investment advisory agreement with FCI.

For more information, please see the discussion under “Comparison Fee Tables and Examples”. See also the discussion of the Existing Fund’s fees and expenses in the prospectus of the Existing Fund, dated September 28, 2016.

New Fund

Under an investment advisory agreement, the New Fund will pay FCI a monthly management fee based on the average daily net assets of the New Fund. For the first three years of the New Fund’s operations, the fee is computed at the annual rate of 0.95]% of the average daily net assets of the New Fund. Following this initial three-year period, the management fee is scheduled to increase to 1.00% (the current rate charged to the Existing Fund).

For more information, please see the discussion under “Comparison Fee Tables and Examples”.

B.	Performance and Portfolio Turnover

Existing Fund

If the reorganization is approved by shareholders of the Existing Fund, the New Fund will adopt the performance history of the Existing Fund, which is presented below. The bar chart and table that follow provide some indication of the risks of investing in the New Fund by showing changes in the Existing Fund’s performance from year to year and by showing how the Existing Fund’s average annual total returns for one year and since inception periods compared with those of a broad-based securities market index.

How the Existing Fund has performed in the past (before and after taxes) is not necessarily an indication of how the New Fund will perform in the future.

Annual Total Return Years Ended December 31

Quarterly Returns during This Period

Existing Fund
Highest Quarter	Lowest Quarter
10.14%	-11.81%
(03/31/2013)	(09/30/2015)

The following table shows the Existing Fund’s average annual total returns for the periods ended December 31, 2016 compared to those of appropriate broad-based indices.

Average Annual Total Returns (for periods ended December 31, 2016)

Existing Fund - Institutional Class	One Year	Since Inception (6/29/2012)
Return Before Taxes	2.97%	11.51%
Return After Taxes on Distributions	2.90%	11.41%
Return After Taxes on Distributions and Sale of Fund Shares	1.74%	9.14%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	9.73%	13.45%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an IRA. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

During the Existing Fund’s most recent fiscal year, its portfolio turnover rate was 55% of the average value of its portfolio.

For a discussion of the Existing Fund’s performance during the fiscal year ended May 31, 2017, and of the portfolio turnover rate during the same period, please see the Annual Report to Shareholders of the Existing Fund for the fiscal year ended May 31, 2017 (the “Existing Fund’s Annual Report”).

New Fund

This section would normally include a bar chart and a table showing how the New Fund has performed and how its performance has varied from year to year. Because the New Fund has not commenced operations prior to the date of this Combined Proxy Statement and Prospectus, the bar chart and table are not shown.

Because the New Fund and the Existing Fund will have the same investment objective and substantially identical principal investment strategies, the performance history of the Existing Fund is expected to carry over to the New Fund.

The New Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when New Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, will reduce the New Fund’s performance. The New Fund is a new series of FCST and therefore it does not yet have a portfolio turnover rate; however, the New Fund expects to engage in trading of portfolio securities at levels similar to the Existing Fund.

C.	Investment Adviser and Portfolio Managers

Existing Fund

FCI is the investment adviser to the Existing Fund and the New Fund. For more information regarding FCI and a discussion of the services FCI provides to the Existing Fund, see the prospectus and SAI of the Existing Fund, dated September 28, 2016. The portfolio manager for the Existing Fund is Nitin N. Kumbhani, who is responsible for the day-to-day management of the Existing Fund’s portfolio. For a discussion of the experience and qualifications of the current portfolio manager, see below.

A discussion of the factors that the Existing Fund Board considered in approving the Existing Fund’s advisory agreement are included in the Existing Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2016.

New Fund

As further described below, FCI, located at 375 Park Avenue, 8th Floor, New York, NY 10152, will be the investment adviser to the New Fund and will have responsibility for the management of the New Fund’s affairs. FCI, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940. FCI was founded in 1972, and is wholly owned by Fiera US Holding Inc., a U.S. holding company which in turn is wholly owned by Fiera Capital Corporation, a publicly traded Canadian investment management firm whose stock is listed on the Toronto Stock Exchange (FSZ: CN).  FCI or affiliates of FCI may serve as investment advisers, sub-advisers or general partners to other registered and private investment companies.  As of May 31, 2017, the Adviser had approximately $21 billion in assets under management.

FCI, as investment adviser to the New Fund, will provide the New Fund with a continuous program of investing its assets and determining the composition of its portfolio.

It is expected that the New Fund will be managed by Nitin N. Kumbhani, who has managed the Existing Fund since its inception.

Nitin N. Kumbhani is the Vice Chairman and Chief of Growth Equity Strategies of FCI and has been responsible for the day-to-day management of the Existing Fund’s portfolio since its inception in June 2012. He previously served as the President and Chief Investment Officer of Apex Capital Management (“Apex”), which he founded in 1987. Prior to launching Apex, he started Source Data Systems (“SDS”), a software company that pioneered ATM software. He sold SDS and started Kumbhani and Co. (which subsequently became Apex) in 1987. Mr. Kumbhani’s background as a developer of technology working with the financial services industry has served him well as a growth stock portfolio manager. He received his B.S. in Electrical Engineering and Economics and did graduate studies in Computer Sciences at West Virginia University.

A discussion of the factors considered by the New Fund Board in its approval of the New Fund’s investment advisory contract with FCI, including the Board’s conclusions with respect thereto, will be available in the first report to shareholders.

Additional information about the portfolio manager’s compensation and other accounts managed by him is available in the New Fund’s SAI, dated September 13, 2017.

D.	How the Fund Values its Shares

Existing Fund

For a discussion of how the offering price of the Existing Fund’s shares is determined, see the prospectus of the Existing Fund, dated September 28, 2016.

New Fund

The NAV of the New Fund’s Shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”).  To calculate NAV, the New Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.  The NAV of various classes of the New Fund may vary because of the different expenses that may be charged against shares of different classes of the New Fund, including transfer agency and 12b-1 fees.

Shares are bought at the public offering price per share next determined after a request has been received in proper form.  Shares held by you are sold at the NAV per share next determined after a request has been received in proper form.  A request is in proper form if the New Fund’s transfer agent has all of the information and documentation it deems necessary to effect your order.  Any request received in proper form before the Valuation Time will be processed the same business day.  Any request received in proper form after the Valuation Time will be processed the next business day.

The New Fund’s securities are valued at current market prices.  Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges.  Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the New Fund’s NAV; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by FCI, pursuant to policies adopted by the New Fund Board and under the supervision of the New Fund Board.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.  FCI monitors the reasonableness of valuations provided by the pricing service.  Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of FCI, the bid price of a debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, FCI may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m.  London time.  Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.  On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the New Fund calculates its NAV but after the close of the primary markets or exchanges on which foreign securities are traded.  These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities).  When such an event materially affects the values of securities held by the New Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the New Fund Board.

Prospective investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the New Fund’s NAV if FCI’s judgments regarding appropriate valuations should prove incorrect. The fair values of one or more assets may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used.

E.	Distribution Plan

Existing Fund

For a discussion of the Existing Fund’s distribution plan, see the prospectus of the Existing Fund, dated September 28, 2016. The Existing Fund shares are not subject to any 12b-1 fees pursuant to Rule 12b-1 under the 1940 Act.

New Fund

FCST has adopted a Plan of Distribution (the “12b-1 Plan”) with respect to Investor Class shares of the New Fund pursuant to Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.  However, Existing Fund shareholders will be receiving Institutional Class shares as part of the Reorganization, which are not subject to the 12b-1 Plan and thus do not pay a 12b-1 fee.

F.	Purchase of Fund Shares

Existing Fund

For a discussion of the Existing Fund’s shares, including how the shares may be purchased, see the prospectus of the Existing Fund, dated September 28, 2016.

New Fund

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the shares of the New Fund is equal to the NAV plus any applicable sales load. Eligible shareholders may purchase or redeem New Fund shares on any business day by written request via mail (Fiera Capital Small/Mid-Cap Growth Fund, c/o UMB Fund Services, 235 W.  Galena Street, Milwaukee, WI 53212), by wire transfer, by telephone at (855) 771-7119, or through a financial intermediary.  Investors who wish to purchase or redeem Fund Shares through a financial intermediary should contact the financial intermediary directly. The New Fund reserves the right to reject any specific purchase order for any reason. Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares.

Choosing a Share Class

Each share class of the New Fund has its own investment eligibility criteria, cost structure and other features.  You may not be eligible for every share class.  Your financial intermediary may not offer or otherwise make available all share classes of the New Fund.  Also, each investor’s personal situation is different and you may wish to discuss with your financial intermediary which share classes are available to you and which share class is appropriate for you.

The New Fund currently offers Investor Class shares and Institutional Class shares.  Existing Fund shareholders will receive Institutional Class shares in the Reorganization. Each class of shares offers a distinct structure of distribution fees, and other features that are designed to address a variety of needs.  Distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you and service fees compensate financial intermediaries for maintaining and servicing the shares they hold in your account.  Depending on which share class you choose, you may pay these charges at potentially different levels over time in the form of ongoing fees.

Whether the ultimate cost is higher for one class over another depends on the amount you invest and how long you hold your shares.  The differential between classes also will vary depending on the actual investment return for any given investment period.  You are responsible for choosing the share class most appropriate for you after taking into account your share class eligibility and class-specific features.  Please consult with a financial advisor who can help you with your investment decisions.

Institutional Class shares are offered to investors in the Existing Fund who receive shares of the New Fund in the Reorganization, as well as investors meeting the $1,000,000 minimum initial investment (with subsequent investments subject to a $100 minimum) that fall into one or more of the following categories: (1) other mutual funds, endowments, foundations, bank trust departments or trust companies; (2) retirement plans (such as 401(a), 401(k) or 457 plans); (3) registered investment advisers investing on behalf of certain clients in exchange for an advisory, management or consulting fee; (4) certain broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts; and (5) clients of FCI.  Institutional Class shares may also be offered for investments by personnel of FCI and its affiliates, and members of their immediate families, and as may be determined by the New Fund Board.

Investment professionals who offer shares typically require the payment of fees from their individual clients.  If you invest through a third party, their policies and fees are in addition to those described herein.  For example, third parties may charge transaction or asset-based fees, or set different minimum investment amounts.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for shares.  These requests are at the NAV next determined after the intermediary receives the request in good order.  These intermediaries are responsible for transmitting requests and delivering funds on a timely basis.  If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an institution, you will have to follow their procedures for transacting with the New Fund.  For more information about how to purchase or sell New Fund shares through a financial intermediary or an institution, you should contact them directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and institutions.

The New Fund reserves the right to reject any specific purchase order for any reason.  The New Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations.

Minimum Investments

Institutional Class shares of the New Fund are only offered to investors in the Existing Fund who receive shares of the New Fund in the Reorganization, as well as certain eligible investors meeting a minimum initial investment of $1,000,000 (with subsequent investments subject to a $100 minimum).  The New Fund may accept initial and subsequent investments of smaller amounts in its sole discretion, especially during the New Fund’s first year of operations.  Additionally, except for investors in the Existing Fund who receive shares of the New Fund in the Reorganization, employees or directors of FCI and its affiliates, and members of their immediate families, and, in the sole discretion of FCI, attorneys or other professional advisers engaged on behalf of the New Fund, and members of their immediate families, the minimum required initial investment in the New Fund for Institutional Class shares is $1,000,000 and subsequent investments must be made in amounts of $100 or more.  The New Fund may also waive the minimum investment requirement for purchases by other affiliated entities and certain related advisory accounts and retirement accounts.  The subsequent investments minimum amount may be waived in the discretion of FCI.  The New Fund Board may also change minimum investment amounts at any time.  The New Fund retains the right to refuse to accept an order.

Share Transactions

Eligible shareholders may purchase additional shares or redeem shares by contacting any broker or investment professional authorized by the New Fund to sell shares, by contacting the New Fund at Fiera Capital Small/Mid-Cap Growth Fund C/O UMB Fund Services, 235 W.  Galena St., Milwaukee, WI 53212 or by telephoning (855) 771-7119.  Brokers may charge transaction fees for the purchase or sale of the New Fund’s shares, depending on your arrangement with the broker.

Customer Identification Program

To comply with the USA PATRIOT Act of 2001 and the New Fund’s Anti-Money Laundering Program, you are required to provide certain information to the New Fund when you purchase shares.  As a result, the New Fund’s transfer agent, UMB Fund Services, Inc.  (the “Transfer Agent”), is required to verify certain information on your account application.  As requested on the application, you must supply:

•	Full name;

•	Date of birth (for individuals);

•	Permanent street address (not a post office box, although you may still use a post office box as your mailing address); and

•	Social Security number, taxpayer identification number, or other identifying number.

After an account is opened, the New Fund may restrict your ability to purchase additional shares until your identity is verified.  The New Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail

For initial purchases by eligible investors, the account application, which accompanies the New Fund’s prospectus, should be completed, signed and mailed, together with your check payable to the New Fund at the following address:

By Regular Mail:	By Overnight or Express Mail:
Fiera Capital	Fiera Capital C/O UMB Fund Services
P.O. Box 2175	235 W. Galena St.
Milwaukee, WI 53233	Milwaukee, WI 53212

For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s), the account number and social security number(s).

The New Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with such services, or receipt at a Transfer Agent post office box, of purchase orders does not constitute receipt by the Transfer Agent of the New Fund.

All checks must be in U.S. dollars drawn on a domestic bank.  The New Fund will not accept payment in cash or money orders.  To prevent check fraud, the New Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The New Fund is also unable to accept post dated checks, post dated online bill pay checks, or any conditional order or payment.

NOTE: Transfer Agent will charge your account a $20 fee for any payment returned.  In addition, you will be responsible for any losses suffered by the Fund as a result.

Investing by Wire

If you are making an investment in the New Fund by wire transfer, please contact the New Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you were given.  Your initial purchase will be placed as of the date the funds are received, provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

For subsequent investments by wire, please contact the Transfer Agent at (855) 771-7119 prior to sending your wire.  This will alert the New Fund to your intention and will ensure proper credit when your wire is received.  Instruct your bank to wire transfer your investment to:

Bank: UMB Bank, NA ABA # 101000695
Credit: Fiera Capital
Account # 9872191250
Further Credit: Fiera Capital Small/Mid-Cap Growth Fund
(Shareholder Name, Shareholder Account #)

NOTE: Transfer Agent will charge your account a $20 fee for any wire payment.

Investing by Telephone

If you have completed the Telephone Options section of the New Account Application, eligible shareholders may purchase additional shares of the New Fund (in amounts of $100 or more for Investor Class shares, and in amounts of $100 or more for Institutional Class shares) by telephoning shareholder services toll-free at (855) 771-7119.  This option allows you to move money from your bank account to the New Fund account upon request.  Only bank accounts held at U.S. banks that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Shares will be purchased in your account at the appropriate price determined on the day of your order, as long as your order is received prior to 4:00 p.m.  Eastern time.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  If your payment is rejected by your bank, the Transfer Agent will charge your account a $20 fee.

General

The New Fund reserves the right in its sole discretion to withdraw all or any part of the offering of any class of shares when, in the judgment of the New Fund’s management, such withdrawal is in the best interest of the New Fund.  An order to purchase shares is not binding on, and may be rejected by, the New Fund until it has been confirmed in writing by the New Fund and payment has been received.

Proper Form

Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received.  Your written request to sell shares is in proper form if the following information is included:

•	The name of the New Fund and class of shares;

•	The dollar amount or number of shares being redeemed;

•	The account registration number;

•	Instructions on where to send the proceeds; and

•	The signature of all registered shareholders (including when a signature guarantee is necessary).

G.	How to Redeem Shares

Existing Fund

For a discussion of how the Existing Fund’s shares may be redeemed, see the prospectus of the Existing Fund, dated September 28, 2016.

New Fund

You may redeem shares of the New Fund at any time and in any amount by contacting any broker or investment professional authorized by the New Fund to sell shares or by contacting the New Fund by mail or telephone.  For your protection, the Transfer Agent, will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order.  The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.  The New Fund’s procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order.  The New Fund will typically pay out redemption proceeds on the business day after the redemption order was received in good order, unless the redemption order was received after market close, in which case the Fund will typically pay out redemption proceeds on the second business day after the redemption order was received in good order.  Depending on the method of payment (ACH, wire, check) you will generally receive redemption proceeds within seven days after the transfer agent receives your redemption request in good order.  The New Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency.  In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.  In order to meet redemption requests, the New Fund may sell portfolio assets, use cash or cash equivalents held by the New Fund, access a line of credit or, under certain circumstances described further below, make payment for a redemption with securities (“in kind”).

If you sell shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the New Fund in a timely fashion.  Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the New Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days.  Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the New Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming shares and to eliminate the need for backup withholding.

By Mail.  To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered to the following address:

By Regular Mail:	By Overnight or Express Mail:
Fiera Capital	Fiera Capital C/O UMB Fund Services
P.O. Box 2175	235 W. Galena St.
Milwaukee, WI 53233	Milwaukee, WI 53212

Certain written requests to redeem shares may require medallion signature guarantees.  For example, medallion signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address.  Medallion signature guarantees are used to help protect you and the New Fund.  You can obtain a medallion signature guarantee from most banks or securities dealers, but not from a Notary Public.  Please call the New Fund at (855) 771-7119 to learn if a medallion signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays.  There is no charge to shareholders for redemptions by mail.

The New Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with such services, or receipt at a Transfer Agent post office box, of a redemption request does not constitute receipt by the Transfer Agent of the New Fund.

By Telephone.  Eligible shareholders may redeem shares by telephone if they requested this service on the initial account application.  If you request this service at a later date, you must send a written request along with a signature guarantee to the New Fund.  Once your telephone authorization is in effect, you may redeem shares by calling the New Fund at (855) 771-7119.  There is no charge for establishing this service.  The Transfer Agent may change the charge for this service at any time without prior notice.  If it should become difficult to reach the New Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the New Fund at the overnight or express mail address above.

Neither the New Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the New Fund will use reasonable procedures, such as requesting that you correctly state:

•	Your New Fund Account number;

•	The name in which your account is registered;

•	The social security or tax identification number under which the account is registered; and

•	The address of the account holder, as stated in the account application.

By Wire.  If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the New Fund.  Be sure to include your name, New Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

Redemptions In Kind

The New Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” This would be done only under extraordinary circumstances and if the New Fund deems it advisable for the benefit of all shareholders, such as a redemption of a significant percentage of the New Fund’s shares that could adversely impact the New Fund’s operations.  A redemption in kind will consist of securities equal in market value to the shares being redeemed.  When you convert these securities to obtain cash, you will pay brokerage charges and may realize taxable capital gains.

Exchanging Fund Shares

You may not exchange your shares of the New Fund for shares of another class of Shares.

Signature Guarantees

To help protect you and the New Fund from fraud, medallion signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application.  Medallion signature guarantees may be required for certain other reasons.  For example, a medallion signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, medallion signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed.  The New Fund may waive these requirements in certain instances.

An original medallion signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions.  Notarization is not an acceptable substitute.  The Transfer Agent has adopted standards and procedures pursuant to which medallion signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program and the Stock Exchanges Medallion Program.

Small Accounts

Due to the relatively higher cost of maintaining small accounts, upon 60 days’ notice, the New Fund may redeem shares in your account if it has a value of less than the required minimum investment.  The New Fund will not close your account if it falls below the required minimum solely because of a market decline.

Frequent Purchases and Sales of Fund Shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the New Fund’s portfolio by FCI, increase portfolio transaction costs, and have a negative effect on the New Fund’s long term shareholders.  For example, in order to handle large flows of cash into and out of the New Fund, FCI may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the New Fund’s investment objective.  Frequent trading may cause the New Fund to sell securities at less favorable prices.  Transaction costs, such as brokerage commissions and market spreads, can detract from the New Fund’s performance.

Funds (such as this New Fund) that may invest in foreign securities may be at a greater risk for excessive trading.  Investors may attempt to take advantage of anticipated price movements in securities held by the New Fund based on events occurring after the close of a foreign market that may not be reflected in the New Fund’s NAV (referred to as “price arbitrage”).  In addition, if the New Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences.  To the extent that the New Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the New Fund, which negatively impacts long-term shareholders.  Although the New Fund has adopted fair valuation policies and procedures intended to reduce the New Fund’s exposure to price arbitrage and other potential pricing inefficiencies, there remains potential for short-term arbitrage trades to dilute the value of New Fund shares.

Because of the potential harm to the New Fund and its long term shareholders, the New Fund Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques.  Under these policies and procedures, the New Fund may limit additional purchases of New Fund shares by shareholders who are believed by the New Fund to be engaged in these abusive trading activities.  The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of New Fund shares.  For this reason, the New Fund Board has not adopted any specific restrictions on purchases and sales of New Fund shares, but the New Fund reserves the right to reject any purchase of New Fund shares with or without prior notice to the account holder.  In cases where surveillance of a particular account establishes what the New Fund identifies as market timing, the New Fund will seek to block future purchases of New Fund shares by that account.  Where surveillance of a particular account indicates activity that the New Fund believes could be either abusive or for legitimate purposes, the New Fund may permit the account holder to justify the activity.  The policies and procedures are sought to be applied uniformly to all shareholders and the New Fund seeks not to accommodate market timers.

The New Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the New Fund Board reserves the right to modify these or adopt additional policies and restrictions in the future.  Shareholders should be aware, however, that any surveillance techniques currently employed by the New Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts.  As noted above, if the New Fund is unable to detect and deter trading abuses, the New Fund’s performance, and its long term shareholders, may be harmed.  In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of New Fund Shares, even when the trading is not for abusive purposes.

How to Transfer Shares

Transfer of shares to another owner requires a written request to the New Fund.  If you wish to transfer shares to another owner, please call the New Fund at (855) 771-7119 for instructions.

Shareholder Communications

The New Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary.  Investors may request that the New Fund send these documents to each shareholder individually by calling the New Fund at (855) 771-7119.

General

The New Fund will not be responsible for any losses from unauthorized transactions (such as purchases or sales) if it follows reasonable security procedures designed to verify the identity of the investor.  You should verify the accuracy of your confirmation statements immediately after you receive them.

Abandoned Property

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

H.	Other Information

Existing Fund

For a discussion of other investment considerations with respect to the Existing Fund, see the prospectus of the Existing Fund, dated September 28, 2016.

New Fund

Shares of the New Fund may fall in value and there is the risk that you could lose money by investing in the New Fund. There is no assurance that the New Fund will achieve its objective. An investment in the New Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The New Fund’s SAI contains further details about particular types of investment strategies and hedging techniques that may be utilized by FCI in managing the Fund, as well as the risks associated with those strategies and techniques.

Additional Risk Factors

Adverse changes in overall market prices and the prices of investments held by the New Fund can occur at any time and there is no assurance that the New Fund will achieve its investment objective.  When you redeem your New Fund shares, they may be worth more or less than what you paid for them.  The New Fund is subject to certain risk factors in addition to the principal risks described earlier, including:

Disaster, Business Continuity and Cyber-Security Risk.  The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the New Fund’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the New Fund’s ability to conduct business and on the New Fund’s results of operations and financial condition, particularly if those events affect its computer-based data processing, transmission, storage, and retrieval systems or destroy data.  If a significant number of FCI’s employees were unavailable in the event of a disaster, the New Fund’s ability to effectively conduct business could be severely compromised.

FCI relies upon secure information technology systems for data processing, storage and reporting.  Despite careful security and controls design, implementation and updating, FCI’s information technology systems could become subject to cyber-attacks.  Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Network, system, application and data breaches could result in operational disruptions or information misappropriation, which could have a material adverse effect on the Fund.

Cyber-security failures or breaches by FCI and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which the New Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the New Fund’s NAV calculations, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the New Fund has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the New Fund cannot control the cyber-security plans and systems put in place by its service providers and issuers in which the New Fund invests.  The New Fund could be negatively impacted as a result.

The New Fund is dependent on its and third parties’ communications and information systems.  Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in the New Fund’s activities.  The New Fund’s financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond its control and adversely affect the New Fund’s business.

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the New Fund’s principal investment strategies in its prospectus, dated September 13, 2017, or as otherwise required by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the New Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the New Fund’s investment in the security or asset.

Holding Other Kinds of Investments

The New Fund may hold investments that are not part of its principal investment strategies.  These investments and their risks are described below and/or in the SAI.  The New Fund may choose not to invest in certain securities described in its Prospectus and in the SAI, although it has the ability to do so.  Information on the New Fund’s holdings can be found in the New Fund’s shareholder reports or by visiting  http://www.fierausa.com/investment-strategies/mutual-funds/.

Transactions in Derivatives

The New Fund, not as a part of its principal strategies, may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments.  Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor’s (S&P) 500® Index).  The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  Derivatives involve special risks and may result in losses or may limit the New Fund’s potential gain from favorable market movements.  Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the New Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly.  The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the New Fund’s shares, among other consequences.  The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account.  Other risks arise from the New Fund’s potential inability to terminate or to sell derivative positions.  A liquid secondary market may not always exist for the New Fund’s derivative positions at times when the New Fund might wish to terminate or to sell such positions.  Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations.  The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index.  The New Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.  U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market.  These changes could restrict and/or impose significant costs or other burdens upon the New Fund’s participation in derivatives transactions.

Investing in Money Market Funds

The New Fund may invest cash in, or hold as collateral for certain investments, shares of registered money market funds.  These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The New Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the New Fund may invest.

Understanding Annual Fund Operating Expenses

The New Fund is newly registered and the annual operating expenses, as presented in the Comparison Fee Tables & Examples, generally are based on estimates of expenses, may vary by share class and are expressed as a percentage (expense ratio) of the New Fund’s average net assets during that fiscal year.  The expense ratios reflect the New Fund’s fee arrangements as of the date of this registration statement.  The Fund’s assets will fluctuate, but unless indicated otherwise in the Comparison Fee Tables & Examples, no adjustments will be made to the expense ratios to reflect any differences in the New Fund’s average net assets during the fiscal year or a later date.  In general, the New Fund’s expense ratios will increase as its net assets decrease, such that the New Fund’s actual expense ratios may be higher than the expense ratios presented in the Comparison Fee Tables & Examples if assets fall.  Any commitment by the Adviser and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the New Fund’s expense ratios that would otherwise result because of a decrease in the New Fund’s assets in the current fiscal year.  The New Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses.  Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.

I.	Dividends, Distributions and Taxes

Existing Fund

For a discussion of dividends, distributions and taxes with respect to the Existing Fund, see the prospectus of the Existing Fund, dated September 28, 2016.

New Fund

Dividends and Capital Gain Distributions

Dividends from net investment income, if any, are declared and paid annually.  The New Fund intends to distribute annually any net capital gains.  Dividends and distributions will automatically be reinvested in additional shares, unless you elect to have the distributions paid to you in cash.  There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV.  Shareholders will be subject to tax on all dividends and distributions to the same extent whether paid to them in cash or reinvested in shares.

Taxes

The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the New Fund and its shareholders.  The discussion reflects applicable tax laws of the United States as of the date of the New Fund’s Prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively.  No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the New Fund and its shareholders (including shareholders owning large positions in the New Fund), and the discussion set forth herein does not constitute tax advice.

The New Fund intends to qualify and be treated as a regulated investment company under Subchapter M of the Code.  To qualify as a regulated investment company, the New Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets.  If the New Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay U.S. federal income taxes on any income it distributes to shareholders.  The New Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement.  The New Fund will not be subject to U.S. federal income tax on any net capital gain distributed to shareholders.

Distributions of the New Fund’s investment company taxable income are taxable to shareholders as dividends to the extent of the New Fund’s earnings and profits.  Distributions made out of qualified dividend income, if any, received by the New Fund are taxable to non-corporate shareholders at long-term capital gains rates, provided the shareholder meets certain holding period and other requirements with respect to its shares.  Distributions of the New Fund’s net capital gain as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the New Fund have been held by such shareholders.  Distributions are taxable, as described above, whether received in cash or reinvested in the New Fund.  The New Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

The New Fund may be required to withhold federal income tax (backup withholding) at the rate of 28% on all taxable distributions payable to non-corporate shareholders.  This tax may be withheld from dividends if (i) the shareholder fails to properly furnish the New Fund with its correct taxpayer identification number, (ii) the IRS notifies the New Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  Gross proceeds from the sale of shares may be subject to backup withholding under the circumstances described in (i) above.  Backup withholding is not an additional tax.  Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is timely furnished to the IRS.

Investors are urged to consult their own tax advisers regarding specific questions about U.S. federal (including the application of the alternative minimum tax), state, local or non-U.S. tax consequences to them of investing in the Fund.

For more information regarding the U.S. tax treatment of an investment in the New Fund, please refer to the SAI dated September 13, 2017, which is on file with the SEC and is incorporated by reference into the New Fund’s Prospectus.

J.	Financial Highlights

Existing Fund

The financial highlights for the Existing Fund are attached hereto as Appendix B.

New Fund

Financial information is not available because the New Fund has not commenced operations as of the date of this Combined Proxy Statement and Prospectus. The Institutional Class shares of the New Fund will be the successor to the accounting and performance information of the sole class of shares of the Existing Fund after consummation of the Reorganization.  As a result, the Existing Fund will be the accounting and performance survivor following the Reorganization. The initial fiscal year of the New Fund ends May 31, 2018. Once the financial highlights for the New Fund become available, you may request a copy of this information by calling the New Fund at (855) 771-7119.

K.	Distribution Arrangements

Existing Fund

UFD is the distributor of the Existing Fund. For a discussion of Existing Fund’s distribution arrangements, see the prospectus of the Existing Fund, dated September 28, 2016.

New Fund

After the Reorganization, the Distributor will serve as the New Fund’s principal underwriter and the exclusive agent for the distribution of the New Fund’s shares.

The New Fund’s SAI has more detailed information about the Distributor and other service providers to the New Fund.

L.	Investment Policies

The Existing Fund is subject to certain fundamental and non-fundamental investment policies and the New Fund is subject to the same fundamental investment policies. Fundamental investment policies cannot be changed without the consent of the holders of a majority of a fund’s outstanding voting securities (as such term is defined in the 1940 Act); other investment policies can be changed without such consent of the holders of a majority of a fund’s outstanding voting securities.

The New Fund has adopted substantially the same fundamental and non-fundamental investment policies as the Existing Fund. See the SAI of each of the Existing Fund and the New Fund (both of which are filed with the SEC and are incorporated herein by reference) for more information on each fund’s policies.

M.	Payments to Broker-Dealers and Other Financial Intermediaries Existing Fund

For a discussion of payments to broker-dealers and other financial intermediaries applicable to the Existing Fund, see the prospectus of the Existing Fund, dated September 28, 2016.

New Fund

Financial Intermediary Compensation

If you purchase New Fund shares through a broker-dealer or other financial intermediary (such as a bank), the New Fund and its related companies — including FCI or the Distributor may pay the intermediary for the sale of New Fund Shares and related services. The New Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including FCI and/or its affiliates, for certain administrative services, sub-transfer agency and other shareholder services associated with shareholders whose Shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents, and any direct shareholder accounts of the New Fund (where the account is not held with any intermediary). These payments may not exceed 0.25% of the New Fund’s average daily net assets. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the New Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

Other Payments by the Adviser. FCI (or its affiliates), in its discretion and from its own resources, may pay brokers, financial intermediaries or other recipients additional compensation based on the aggregate value of shares of the New Fund held by customers of any registered securities dealer or financial institution.  In return for the additional compensation, the New Fund may receive certain marketing advantages including access to a such securities dealer’s or financial institution’s registered representatives, placement on a list of investment options offered by such registered securities dealer or financial institution, or the ability to assist in training and educating the registered securities dealer’s or financial institution’s representatives.  The additional compensation may differ among registered securities dealers and financial institutions in amount.  The receipt of additional compensation by a registered securities dealer or financial institution may create potential conflicts of interest between an investor and its financial advisor who is recommending the Fund over other potential investments.

VI.	VOTING INFORMATION

The Existing Fund Board has fixed the close of business on August 22, 2017 (the “Record Date”), as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any postponements or adjournments thereof.

Required Vote for the Proposal. Approval of the Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the Existing Fund present, in person or by proxy. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Existing Fund present or represented by proxy at the Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting; or (ii) more than 50% of the total number of outstanding shares of the Existing Fund. A vote of shareholders of the New Fund is not needed to approve the Reorganization.

Quorum and Method of Tabulation. All properly executed proxies received in time for the Meeting that are not subsequently revoked will be voted as specified in the proxy. If no instructions are given, a proxy will be voted in favor of the proposal. A proxy with respect to shares held in the name of two or more persons is valid and will be counted if executed by any one of them unless, at or prior to its use, the Existing Fund receives written notification to the contrary from any one of such persons.

You may revoke a proxy once it is given by providing written notice to the Existing Fund. You may change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date, or by attending the Meeting and casting your vote in person. Attendance by a shareholder at the Meeting does not, by itself, revoke a proxy. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it to the Inspector of Elections at the Meeting.

A majority of the shares of the Existing Fund entitled to vote on the Record Date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the Existing Fund at the Meeting. In determining whether a quorum is present, shares represented by proxies that reflect abstentions and “broker non-votes” will be counted as shares that are present and entitled to vote. Abstentions and broker non-votes have the effect of counting as a vote against the Reorganization. “Broker non-votes” are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Treating broker non-votes as votes against the Reorganization may have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. Broker non-votes will not be voted “for” or “against” any adjournment.

Solicitation of Proxies. The Existing Fund has engaged Okapi Partners, a proxy solicitation firm, to assist in the solicitation for an estimated fee of $8,460 plus out-of-pocket expenses. Pursuant to this arrangement, Okapi Partners has agreed to contact shareholders, banks, brokers, and proxy intermediaries to secure votes on the proposal. Proxies will be solicited primarily by mailing this Combined Proxy Statement and Prospectus and its enclosures, but proxies may also be solicited through further mailings, by telephone, over the Internet and/or in person by representatives of the Existing Fund, certain employees of FCI or their affiliate(s), or Okapi Partners. FCI will bear the costs and expenses in connection with the preparation of proxy statements and related materials, including printing and delivery costs and expenses incurred in connection with the solicitation of proxies. The estimated costs of the proxy solicitation are not expected to exceed $100,000.

As the Meeting date approaches, certain shareholders whose votes have not been received may receive telephone calls or other communications from a representative of the Existing Fund, FCI, or Okapi Partners. Authorization to permit Okapi Partners to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Existing Fund. Proxies that are obtained telephonically will be recorded in accordance with applicable law and procedures that the Existing Fund believes are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person. To vote via the internet go to the website that appears on the enclosed proxy card and follow the instructions.

Shareholders of the Existing Fund are entitled to cast one vote for each share owned on the Record Date, and a proportionate fractional vote for each fractional share entitled to vote on the Record Date. If you choose to vote by mail, please sign exactly as your name appears on the proxy card.

Costs. FCI has agreed to bear all costs and expenses in connection with the Reorganization. Neither the Existing Fund nor the New Fund will bear any costs relating to the Reorganization. The expenses of the Reorganization are expected to be approximately $275,000.

Dissenters’ Rights. If the Reorganization is approved at the Meeting, shareholders of the Existing Fund will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Existing Fund, however, have the right to redeem their shares at NAV until the closing of the Reorganization. After the Reorganization, Existing Fund shareholders will hold shares of the New Fund, which may also be redeemed at NAV.

Share Ownership

Existing Fund

As of the Record Date, there were 16,551,781 shares of the Existing Fund outstanding.

As of the Record Date, the Trustees and officers of the Existing Fund owned less than 1% of the outstanding shares of the Existing Fund. A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval. As of the Record Date, the following shareholders were considered either a control person or principal shareholder of the Existing Fund:

Name and Address of Record Owner	Percentage Ownership
UBS Financial Services, Inc. 1000 Harbor Boulevard, 5th Floor Weehawken, NJ 07086	29.26%*
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105	26.67%*
NFS LLC FBO Qualified Employee Benefit Plans (401k) Finops-Ic Funds 100 Magellan Way # Kw1c Covington, KY41015	14.56%
Capinco c/o U.S. Bank, N.A. 1555 N. Rivercenter Drive, Suite 302 Milwaukee, WI 53212	6.75%

New Fund

As of the Record Date, the New Fund did not have any outstanding shares.

Adjournments; Other Business. If the necessary quorum to transact business is not obtained at the Meeting, or if a quorum is obtained but sufficient votes to approve the Reorganization have not been received, the persons named as proxies on the enclosed proxy card may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Except when a quorum is not present at the Meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. Abstentions and “broker non-votes” will not be counted for or against such proposal to adjourn. The persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the proposal in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the proposal against such an adjournment. FCI will bear the costs of any adjournment. Any adjourned meeting may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Existing Fund intends to present or knows that others will present is the proposal to approve the Reorganization. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies will vote the proxies in their discretion, unless the Secretary of the Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

VII.	LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the New Fund will be passed upon by Kramer Levin Naftalis & Frankel LLP.

VIII.	EXPERTS

The financial statements of the Existing Fund incorporated into this Combined Proxy Statement and Prospectus by reference from the Existing Fund’s Annual Report on Form N-CSR for the fiscal year ended May 31, 2017 have been audited by BBD LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Because the New Fund will not be in operation until after the Reorganization, there are currently no financial statements for the New Fund.

IX.	INFORMATION FILED WITH THE SEC

Documents that relate to the Existing Fund are available, without charge, by writing to APEXcm Small/Mid-Cap Growth Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707 or calling toll-free 1-888-575-4800.

Documents that relate to the New Fund are available, without charge, by writing to Fiera Capital Small/Mid-Cap Growth Fund, c/o UMB Fund Services, 235 W. Galena Street, Milwaukee, WI 53212, or by calling 1-855-771-7119.

The Existing Fund and the New Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, each files reports, proxy materials, and other information relating to the Existing Fund and the New Fund, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the Existing Fund and the New Fund can be obtained by calling or writing the funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

PROXY	PROXY

APEXcm SMALL/MID CAP GROWTH FUND
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD NOVEMBER 9, 2017
375 PARK AVENUE, 8TH FLOOR, NEW YORK, NY 10152

THIS PROXY IS BEING SOLICITED BY THE BOARD OF TRUSTEES. The undersigned shareholder(s) of the APEXcm Small/Mid-Cap Growth Fund (the “Existing Fund”) hereby appoints Terrence McCarthy and Jill Fridley, or any one of them true and lawful attorneys with power of substitution of each, to vote all shares of the APEXcm Small/Mid-Cap Growth Fund which the undersigned is entitled to  vote, at the Special Meeting of Shareholders to be held on November 9, 2017 at 10:30 a.m., Eastern Time, at the offices of Fiera Capital Inc., located at 375 Park Avenue, 8th Floor, New York, NY 10152, and at any or all adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the meeting or any adjournments or postponements.

RECEIPT OF THE NOTICE OF THE SPECIAL MEETING AND THE ACCOMPANYING COMBINED PROXY STATEMENT AND PROSPECTUS IS HEREBY ACKNOWLEDGED. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL SET FORTH ON THE REVERSE.

(a)	CONTROL #:

(a)

SHARES:

Note: Please date and sign exactly as the name appears on this proxy card.  When shares are held by joint owners/tenants, at least one holder should sign.  When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate.  Corporate and partnership proxies should be signed by an authorized person.

Signature(s) (Title(s), if applicable)

Date

PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR MARK, SIGN, DATE AND RETURN THIS PROXY USING THE ENCLOSED ENVELOPE
CONTINUED ON THE REVERSE SIDE

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
VOTE THIS PROXY CARD TODAY!

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1

		FOR	AGAINST	ABSTAIN

1.
To approve an Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Existing Fund, and Fiera Capital Series Trust (“FCST”), an open-end management investment company organized as a Delaware statutory trust, on behalf of Fiera Capital Small/Mid-Cap Growth Fund (the “New Fund”), a new series of FCST, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Existing Fund by the New Fund in exchange for Institutional Class shares of the New Fund, as applicable; (b) the distribution of such shares to the shareholders of the Existing Fund; and (c) the liquidation and termination of the Existing Fund (the “Reorganization”).
		☐	☐	☐

To transact any other business that may properly come before the Meeting or any adjournment thereof in the discretion of the proxies or their substitutes.

You may have received more than one proxy card due to multiple investments in the Fund.

PLEASE REMEMBER TO VOTE ALL OF YOUR PROXY CARDS!

PLEASE FOLD ALONG THE PERFORATION, DETACH AND RETURN THE UPPER PORTION IN THE ENCLOSED ENVELOPE.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE
APEXcm SMALL/MID CAP GROWTH FUND SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON NOVEMBER 9, 2017

THE COMBINED PROXY STATEMENT AND PROSPECTUS AND THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS FOR THIS MEETING
ARE AVAILABLE AT: WWW.OKAPIVOTE.COM/APEX

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of September 15, 2017 (“Agreement”), is by and among (i) the Target Company, as defined below, on behalf of the Target Fund, as defined below, (ii) the Acquiring Company, as defined below, on behalf of the Acquiring Fund, as defined below, and (iii) for purposes of paragraphs 5.3, 9.5, 9.6 and 11 of this Agreement only, Fiera Capital Inc. (“FCI”). Other than the Target Fund and the Acquiring Fund, no other series of either the Target Company or the Acquiring Company are parties to this Agreement.

The reorganization contemplated by this Agreement consists of the transfer of all of the assets of the Target Fund in exchange for Acquisition Shares (as defined in paragraph 1), the Acquiring Fund’s assumption of the Obligations (as defined in paragraph 1) of the Target Fund and the distribution of the Acquisition Shares to Target Fund shareholders in liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement.

This Agreement is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

The parties therefore agree as follows:

1. DEFINITIONS.

“Acquiring Fund” means the series of the Acquiring Company listed in the column entitled “Acquiring Fund” on Exhibit A.

“Acquiring Fund Prospectus” means, collectively, the prospectus(es) and statement(s) of additional information of the Acquiring Fund, as amended or supplemented from time to time.

“Acquiring Company” means the entity listed in the column entitled “Acquiring Company” on Exhibit A.

“Acquisition Shares” means the Institutional Class shares of the Acquiring Fund to be issued to the Target Fund in a reorganization under this Agreement.

“Closing” means the time at which the transaction contemplated by paragraph 4.1 is consummated.

“Closing Date” means the date on which the Closing occurs.

 “Investments” means the Target Fund’s investments that would be shown on its schedule of investments if such a schedule were prepared as of the close of business on the Valuation Date.

“Liquidation Date” means the date on which the Target Fund liquidates and distributes the Acquisition Shares to its shareholders of record pursuant to paragraph 2.1.

“Obligations” means all of the Target Fund’s liabilities, debts, obligations and duties of any nature whatsoever, whether known or unknown, accrued, absolute, contingent or otherwise.

“Target Company” means the entity listed in the column entitled “Target Company” on Exhibit A.

“Target Fund” means the series of the Target Company listed in the column entitled “Target Fund” on Exhibit A.

“Target Fund Prospectus” means, collectively, the prospectus(es) and statement(s) of additional information of the Target Fund, as amended or supplemented from time to time.

“Valuation Date” means the business day preceding the Closing Date.

2. TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUISITION SHARES AND LIQUIDATION OF THE TARGET FUND.

2.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)	The Target Fund will transfer and deliver to the Acquiring Fund all its assets, as set forth in paragraph 2.2;

(b)	The Acquiring Fund will assume all Obligations; and

(c)
The Acquiring Fund will issue and deliver to the Target Fund in exchange for the net assets attributable to the sole class of the Target Fund’s shares a number of Acquisition Shares equal to the number of shares of the Target Fund outstanding immediately prior to the consummation of the transactions contemplated hereby. Such transactions shall take place at the Closing.

2.2.
The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, cash, cash equivalents, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets that are owned by the Target Fund on the Closing Date, including any prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date. In order to facilitate the Target Fund’s obligations under paragraph 9.5, the Target Fund may establish a reserve on the Target Fund’s books prior to the close of business on the Valuation Date (“Reserve”) in an amount sufficient in its reasonable discretion for the payment of its Service Provider Liabilities (as defined in paragraph 9.5) and, for the avoidance of doubt, such Reserve will not constitute an asset of the Target Fund for purposes of the foregoing sentence.

2.3.
As provided in paragraph 4.4, on the Liquidation Date, the Target Fund will liquidate and distribute pro rata to its shareholders of record, determined as of the close of business on the Valuation Date, the Acquisition Shares received by the Target Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund’s shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange.

2.4.
With respect to Acquisition Shares distributable pursuant to paragraph 2.3 to a Target Fund shareholder holding a certificate or certificates for shares of the Target Fund, if any, on the Valuation Date, the Target Fund will not permit such shareholder to receive Acquisition Share certificates therefor, to exchange such Acquisition Shares for shares of other investment companies, to effect an account transfer of such Acquisition Shares or to pledge or redeem such Acquisition Shares until such Target Fund shareholder has surrendered all his or her outstanding certificates for Target Fund shares or, in the event of lost certificates, posted adequate bond.

2.5.
After the Closing Date, the Target Fund shall not conduct any business except in connection with the settlement of any securities transactions effected before, but not settled by, the Closing Date and its dissolution and termination.

3. VALUATION.

3.1.
The value of the Target Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets, less the value of the Obligations assumed by the Acquiring Fund computed by Ultimus Fund Solutions, LLC as of the close of regular trading on the New York Stock Exchange on the Valuation Date using the valuation procedures established by the Target Fund’s board of trustees, which are consistent with the valuation procedures described in the most recent Target Fund Prospectus, for determining net asset value.

3.2
As soon as practicable following the close of regular trading on the New York Stock Exchange on the Valuation Date, the Target Fund will provide to the Acquiring Fund or its designated agent a schedule listing all of its assets as of the Valuation Date to be acquired by the Acquiring Fund (“Schedule of Assets”) and a schedule listing all of its Obligations as of the Valuation Date to be assumed by the Acquiring Fund (“Schedule of Obligations”).

4. CLOSING AND CLOSING DATE.

4.1.
The Closing Date shall be on such date as the Acquiring Fund and the Target Fund may agree. The Closing shall be held at the offices of the Acquiring Fund (or such other place as the parties may agree), at such time as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date unless otherwise agreed to by the parties. The Closing of the reorganization may be held in person, by facsimile, email or such other communication means as the parties may agree.

4.2.
On the Closing Date, the Target Fund’s assets, including all the Target Fund’s cash shall be delivered by the Target Fund to the Acquiring Fund’s custodian (the “Custodian”) for the account of the Acquiring Fund. All portfolio securities so delivered to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash shall be delivered by wire transfer to the Custodian. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this paragraph for the reason that any of such securities or other assets purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund shall waive the delivery requirements of this paragraph with respect to said undelivered securities or other assets if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Custodian, such as brokers’ confirmation slips.

4.3.
In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored, or on such later date as may be mutually agreed upon by the parties.

4.4.
At the Closing, the Target Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Target Fund’s shareholders and indicating the number, if any, of such shares represented by an outstanding share certificate, all as of the close of business on the Valuation Date. On the Closing Date, the Acquiring Fund will provide to the Target Fund evidence satisfactory to the Target Fund that the Acquisition Shares issuable pursuant to paragraph 2.1 have been credited to the Target Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Target Fund evidence satisfactory to the Target Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Target Fund’s shareholders as provided in paragraph 2.3.

4.5.
At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 2.

5. REPRESENTATIONS AND WARRANTIES.

5.1.
The Target Company represents and warrants the following to the Acquiring Company as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)
The Target Fund is a series of the Target Company that is duly organized, validly existing and in good standing under the laws of its state of organization and a true copy of its Agreement and Declaration of Trust has been provided to the Acquiring Fund;

(b)
The Target Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (“SEC”) as an investment company under the 1940 Act is in full force and effect, and the Target Fund is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Target Company and the 1940 Act;

(c)
The Target Fund is not, and has not been, in violation in any material respect of any provision of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which the Target Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)
The Target Fund has no material contracts or other commitments (other than this Agreement) that if terminated may result in material liability to the Target Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Target Fund;

(e)
Except as has been disclosed in writing to the Acquiring Fund as provided in paragraph 15, no litigation or administrative proceeding or investigation of or before any court, arbitrator or governmental body is presently pending or, to the best of the Target Fund’s knowledge, without any special investigation or inquiry, threatened as to the Target Fund, any of its properties or assets, or any person whom the Target Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court, arbitrator or governmental body that materially and adversely affects, or is likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated hereby;

(f)
The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Target Fund, as of the last day of and for its most recently completed fiscal year, audited by the Target Fund’s independent registered public accounting firm (and, if applicable, an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments for any subsequent semiannual period following the most recently completed fiscal year), copies of which have been filed with the SEC or furnished to the Acquiring Fund, fairly reflect, in all material respects, the financial condition and results of operations of the Target Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied to the extent applicable to such report. In addition, the Target Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Target Fund’s most recently completed fiscal year and listed on the Schedule of Obligations provided by the Target Fund to the Acquiring Fund pursuant to paragraph 3.2 on the Valuation Date;

(g)
Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness (other than changes occurring in the ordinary course of business), except as disclosed in writing to the Acquiring Fund as provided in paragraph 15. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)
The Target Fund has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of each taxable year since the commencement of its operations, and will continue to meet such requirements at all times through the Closing Date. In addition, the Target Fund has not since its inception been liable for, and is not liable for, any material income or excise tax pursuant to Code sections 852 or 4982 and the Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of subchapter M of the Code did not apply;

(i)
As of the Closing Date, all federal, state and other tax returns, dividend reporting forms and other tax-related reports of the Target Fund required by law to have been filed by such date (including any properly and timely filed extensions of time to file) shall have been timely filed, and all federal, state and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Target Fund. All of the Target Fund’s tax liabilities will have been adequately provided for on its books. To the Target Fund’s knowledge, it is not currently under audit by the Internal Revenue Service or by any state or local tax authority and no assessment has been asserted with respect to any tax returns, dividend reporting forms or reports of the Target Fund required by law to be have been filed as of the date hereof. In addition, to the Target Fund’s knowledge, it will not have had any material tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and it will not be under material audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. Any tax returns of the Target Fund for the taxable year including the Closing Date shall be the responsibility of the Acquiring Fund;

(j)
All issued and outstanding shares of the Target Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the most recent Target Fund Prospectus) and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Target Fund are outstanding and none will be outstanding on the Closing Date;

(k)
The Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Target Fund Prospectus, except as disclosed in writing to the Acquiring Fund as provided in paragraph 15;

(l)
The execution, delivery and performance of this Agreement has been duly authorized by the trustees of the Target Fund, and, upon approval thereof by the requisite vote of the shareholders of the Target Fund and due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute the valid and binding obligation of the Target Fund enforceable against the Target Fund in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)
The Acquisition Shares to be issued to the Target Fund pursuant to paragraph 2 will not be acquired for the purpose of making any distribution thereof other than to the Target Fund’s shareholders as provided in paragraph 2.3;

(n)
The information provided by the Target Fund and its agents for use in the Registration Statement (as defined in paragraph 6.3) will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply with federal securities and other laws and regulations as applicable thereto;

(o)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “Blue Sky” laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

(p)
On the Closing Date, the Target Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other of its assets and liabilities to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof other than restrictions as might arise under the 1933 Act, except as disclosed in writing to the Acquiring Fund as provided in paragraph 15;

(q)	The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(r)
The Target Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Closing Date (other than debts, obligations and duties under this Agreement that do not arise until after the Closing Date, and debts, obligations and duties under investment contracts, including, without limitation, options, futures, forward contracts, and swap agreements, that do not expire until after the Closing Date);

(s)
The Target Fund Prospectus does and will, as of the Closing Date, (i) conform in all material respects to the applicable requirements of the 1933 Act and 1940 Act and the rules and regulations of the SEC thereunder, and (ii) not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(t)
The due diligence materials of the Target Fund made available to the Acquiring Fund, its board of trustees and its legal counsel in response to the letter from the Acquiring Fund to the Target Company and FCI dated July, 2017 are true and correct in all material respects and contain no material misstatements or omissions;

(u)	The Target Fund incurred the Obligations, which are associated with the assets of the Target Fund, in the ordinary course of its business; and

(v)
The Target Fund has conducted, and will continue to conduct, its business in compliance in all material respects with all applicable laws and regulations, both state and federal, and has obtained all regulatory approvals necessary to carry on its business as now conducted.

5.2.
The Acquiring Company represents and warrants the following to the Target Company as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)
The Acquiring Fund is a series of the Acquiring Company that is duly organized, validly existing and in good standing under the laws of its state of organization and a true copy of its Agreement and Declaration of Trust has been provided to the Target Fund;

(b)
The Acquiring Company is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Acquiring Company and the 1940 Act;

(c)
The Registration Statement will, as of the Closing Date, be in full force and effect and no stop order suspending such effectiveness shall have been instituted or threatened by the SEC, and the Registration Statement will, as of the effective date thereof, the date of the Shareholders’ Meeting (as defined in paragraph 6.2), and the Closing Date, (i) conform in all material respects to the applicable requirements of the 1933 Act, 1934 Act and 1940 Act and the rules and regulations of the SEC thereunder, and (ii) not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except with respect to information provided by the Target Fund or its agents for use in the Registration Statement. In addition, there are no material contracts to which the Acquiring Fund is a party and that are required to be disclosed under the federal securities laws or regulations thereof that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d)
The Acquiring Fund is not in violation in any material respect of any provisions of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(e)
Except as has been disclosed in writing to the Target Fund as provided in paragraph 15, no litigation or administrative proceeding or investigation of or before any court, arbitrator or governmental body is presently pending or, to the best of the Acquiring Fund’s knowledge, without any special investigation or inquiry, threatened as to the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court, arbitrator or governmental body that materially and adversely affects, or is likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated hereby;

(f)
The Acquiring Fund was established by the trustees of the Acquiring Company in order to effect the transactions described in this Agreement. It has not yet filed its first federal income tax return. Upon filing its first income tax return at the completion of its first taxable year, the Acquiring Fund will elect (or have in effect an election) to be a “regulated investment company” and until such time will take all reasonable and customary steps necessary to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code, and that the consummation of the transactions contemplated by this Agreement will not cause the Acquiring Fund to fail to qualify as a regulated investment company from and after the Closing Date;

(g)
As of the Closing Date, the Acquiring Fund shall not have been required to have filed any federal, state or other tax returns or reports. All of the Acquiring Fund’s tax liabilities, if any, will have been adequately provided for on its books. To the Acquiring Fund’s knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(h)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and, upon due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(i)
The Acquisition Shares to be issued and delivered to the Target Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(j)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or “Blue Sky” laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

(k)
The Acquiring Fund is, and will be at the Closing Date, a new series of the Acquiring Company created within the last twelve (12) months, without assets or liabilities, formed for the sole purpose of receiving the assets, and assuming the Obligations of, the Target Fund in connection with the reorganization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) prior to Closing. Accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements, or issued any shares. Immediately following the reorganization contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the shareholders of the Target Fund as of the Closing;

(l)	The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a) (3)(A) of the Code;

(m)
The Acquiring Fund Prospectus does and will, as of the Closing Date, (i) conform in all material respects to the applicable requirements of the 1933 Act and 1940 Act and the rules and regulations of the SEC thereunder, and (ii) not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading unless provided by Target Fund or its agents for use in the Acquiring Fund Prospectus; and

(n)
The due diligence materials of the Acquiring Fund made available to the Target Fund, its board of trustees and its legal counsel in response to the letter from the Target Fund to the Acquiring Company and FCI dated July 2017 are true and correct in all material respects and contain no material misstatements or omissions.

5.3	FCI represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	FCI is duly organized, validly existing and in good standing under the laws of its state of organization;

(b)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of FCI, and, upon due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of FCI enforceable against FCI in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(e)
The information provided by FCI and its agents for use in the Registration Statement will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply with federal securities and other laws and regulations as applicable thereto;

(f)
The information provided by FCI and its agents for use in the Acquiring Fund Prospectus will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply with federal securities and other laws and regulations as applicable thereto;

(g)
Except as has been disclosed in writing to all the other parties as provided in paragraph 15, no litigation or administrative proceeding or investigation of or before any court, arbitrator or governmental body is presently pending or, to the best of FCI’s knowledge, without any special investigation or inquiry, threatened as to FCI, any of its properties or assets, or any person whom FCI may be obligated to indemnify in connection with such litigation, proceeding or investigation, and FCI is not a party to or subject to the provisions of any order, decree or judgment of any court, arbitrator or governmental body that materially and adversely affects, or is likely to materially and adversely affect, its business or its ability to fulfill its obligations under this Agreement; and

(h)	FCI has paid or will pay the Reorganization Expenses (as defined in paragraph 10.2).

6. COVENANTS OF THE TARGET FUND AND THE ACQUIRING FUND.

Each of the Target Fund and the Acquiring Fund hereby covenants and agrees with the other as follows:

6.1.
The Target Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions. The Acquiring Fund will not carry on any business activities between the date hereof and the Closing Date (other than such activities as are customary to the organization of a new registered investment company prior to its commencement of operations).

6.2.
The Target Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby (the “Shareholders’ Meeting”), all in compliance with the Target Fund’s governing documents and the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

6.3.
In connection with the Shareholders’ Meeting, and in reliance on information provided by the Target Fund, FCI and their agents, the Acquiring Fund will prepare a registration statement on Form N-14 (the “Registration Statement”) in connection with such meeting, to be distributed to the Target Fund’s shareholders, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

6.4.
Subject to the provisions of this Agreement, the Target Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

6.5.
The Acquiring Fund will use all reasonable and customary efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or “Blue Sky” laws as it may deem appropriate in order to commence its operations on or before the Closing Date and continue its operations thereafter.

6.6.
It is the intention of the parties that the reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the parties to the reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or is reasonably likely to result in the failure of such reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code.

6.7.
Notwithstanding anything to the contrary in this Agreement, any reporting responsibility of the Target Fund and the Target Company, on behalf of the Target Fund, for periods ending on or prior to the Closing Date (whether due before or after the Closing Date) is and shall remain the responsibility of the Target Fund or the Target Company, as applicable, except as otherwise is mutually agreed by the parties.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND.

The obligation of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund, and FCI of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.
The Acquiring Fund shall have delivered to the Target Fund a certificate executed in its name by the Acquiring Company’s President or a Vice President and its Chief Compliance Officer, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, including, without limitation, assuming all Obligations in accordance with paragraph 2.1(b), issuing and delivering Acquisition Shares to the Target Fund in accordance with paragraph 2.1(c), and delivering to the Target Fund in a complete and accurate form all of the information to be provided to the Target Fund in accordance with paragraph 4.4.

7.2.
The Target Fund shall have received a favorable opinion of counsel to the Acquiring Fund (which opinion will be subject to certain qualifications), dated the Closing Date and in a form satisfactory to the Target Fund, to the following effect:

(a)
That the Acquiring Company is validly existing statutory trust under the laws of the State of Delaware and in good standing thereunder, and has the trust power to own all of its properties and assets and to carry on its business as a registered investment company;

(b)
That the Agreement has been duly authorized, executed and delivered by the Acquiring Company and the Acquiring Fund is a duly established series of the Acquiring Company constituted in accordance with the organizational documents of the Acquiring Company and, assuming due authorization, execution and delivery of the Agreement by the other parties of the Agreement, is a valid and binding obligation of the Acquiring Company in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles;

(c)
That the Acquisition Shares to be issued for transfer to the Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(d)
That the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not conflict with the Acquiring Company’s Declaration of Trust, as amended, or By-Laws;

(e)
That to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required under relevant law for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; and

(f)
That the Acquiring Company is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the SEC as an investment company under the 1940 Act is in full force and effect.

7.3
The Acquiring Company, on behalf of the Acquiring Fund, shall have entered into, or adopted, as appropriate, an investment advisory agreement, a distribution plan pursuant to Rule 12b-1 under the 1940 Act (if applicable), and other agreements and plans necessary for the Acquiring Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall (a) be on terms consistent with those specified in the Registration Statement and (b) have been approved by the board of trustees of the Acquiring Fund and, to the extent required by law (as interpreted by SEC staff positions), by its trustees who are not “interested persons” (as that term is defined in the 1940 Act) of any party to the contract, plan or agreement, and by FCI or its affiliate as the Acquiring Fund’s sole shareholder.

7.4
The Acquiring Company, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with FCI, the terms of which are consistent with those described in the Registration Statement.

8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Target Fund and FCI of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

8.1.
The Target Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Target Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, including, without limitation, transferring and delivering to the Acquiring Fund all of the Target Fund’s assets in accordance with paragraph 2.1(a), and delivering to the Acquiring Fund in a complete and accurate form all of the information to be provided to the Acquiring Fund in accordance with paragraph 4.4;

8.2.
The Acquiring Fund shall have received a favorable opinion of counsel to the Target Fund (which opinion will be subject to certain qualifications), dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)
That the Target Company is validly existing and in good standing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the organizational documents of the Target Company;

(b)
That the Agreement has been duly authorized, executed and delivered on behalf of the Target Fund and, assuming the due authorization, execution and delivery of this Agreement by the other parties hereto, is the valid and binding obligation of the Target Fund enforceable against the Target Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	That the execution and delivery of this Agreement did not, and the performance by the Target Fund of its obligations hereunder will not, violate the Target Fund’s organizational documents;

(d)
That the Target Company is registered with the SEC as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the SEC is in full force and effect; and

(e)
That to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by this Agreement except such as have been obtained.

8.3.
The Target Fund shall have furnished to the Acquiring Fund a certificate signed by an officer of the Target Fund as to the adjusted tax basis in the hands of the Target Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, and shall have delivered a copy of the tax books and records of the Target Fund, including but not limited to information necessary for purposes of determining fund distributions or preparing any tax returns, reports and information returns required by law to be filed by the Acquiring Fund after the Closing Date. The Target Fund will provide all necessary information to and will otherwise reasonably cooperate with the Acquiring Fund in connection with such Acquiring Fund’s: (i) preparation and filing of such returns, reports and information returns for the Acquiring Fund’s taxable year that includes the Closing Date and any prior taxable years of the Target Fund, and (ii) declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions in respect of the Acquiring Fund’s taxable year that includes the Closing Date and any prior taxable years of the Target Fund of an amount or amounts sufficient for the Target Fund or Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level taxes for any such taxable year.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND AND THE ACQUIRING FUND.

The respective obligations of the Target Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date:

9.1.	This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the Shareholders’ Meeting.

9.2.
On the Closing Date, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

9.3.
All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state “Blue Sky” and securities authorities) deemed, in good faith, necessary by the Target Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Target Fund or the Acquiring Fund.

9.4.
The Target Fund and the Acquiring Fund shall have received a favorable opinion of Kramer Levin Naftalis & Frankel LLP satisfactory to each of them (which opinion will be subject to certain qualifications), substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes:

(a)
The transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)
Under Sections 361 and 357 of the Code, the Target Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of liabilities of the Target Fund in the reorganization and (ii) the distribution of the Acquisition Shares by the Target Fund to its shareholders in the reorganization;

(c)
Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon receipt of the assets of the Target Fund solely in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund in the reorganization;

(d)
Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund in the reorganization will be the same as the Target Fund’s tax basis in such assets immediately prior to the transfer;

(e)
Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets received from the Target Fund in the reorganization will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Target Fund;

(f)
Under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Target Fund for the Acquisition Shares in the reorganization;

(g)
Under Section 358 of the Code, the aggregate tax basis of Acquisition Shares received by a shareholder of the Target Fund in the reorganization will be the same as the aggregate tax basis of the Target Fund’s shares exchanged therefor;

(h)
Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Acquisition Shares received in the reorganization will include the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held such Target Fund shares as capital assets on the date of the exchange;

(i)
The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder; and

(j)
The consummation of the transaction contemplated by this Agreement will not terminate the taxable year of the Target Fund. The part of the taxable year of the Target Fund before the Closing Date and the part of the taxable year of the Acquiring Fund after the Closing Date will constitute a single taxable year of the Acquiring Fund.

Such opinion will be based on certain factual certifications made by officers of the Target Company and the Acquiring Company, and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

9.5.
The Target Fund shall have paid, or established a Reserve for payment of, all known liabilities of the Target Fund to its service providers, including, without limitation, the Target Fund’s distributor, administrator, transfer agent, legal counsel and auditor (“Service Provider Liabilities”).

9.6.
FCI shall have delivered to the Target Fund and the Acquiring Fund a certificate executed in its name by a duly authorized officer, in form and substance satisfactory to the Target Fund and the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of FCI made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that FCI has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

9.7
At any time prior to the Closing, any of the foregoing conditions of this Agreement (except for Sections 9.1 and 9.4) may be waived jointly by the board of trustees of each of the Target Fund and the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Target Fund or the Acquiring Fund.

10. BROKERAGE FEES AND EXPENSES.

10.1.
Each of the Target Fund and the Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.
All direct costs, fees, and expenses incurred in connection with the transactions contemplated herein, whether or not consummated (the “Reorganization Expenses”) shall be borne by FCI. Reorganization Expenses shall include, without limitation (i) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund Prospectus supplements, and printing and distributing the Acquiring Fund Prospectus and the Registration Statement, (ii) out-of-pocket legal and accounting fees of the Acquiring Fund and the Target Fund related to the reorganization, (iii) out-of-pocket transfer agent and custodian conversion costs, (iv) transfer taxes for foreign securities, if any, (v) proxy solicitation costs, (vi) any state Blue Sky fees, (vii) out-of-pocket expenses of holding the Shareholders’ Meeting (including any adjournments thereof), and (viii) out-of-pocket costs of terminating the Target Fund. All such costs, fees and expenses so borne and paid by FCI shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by FCI to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Rul. 73-54, 1973-1 C.B. 187. For the avoidance of doubt, neither the Target Fund nor the Acquiring Fund will bear any costs, fees, or expenses relating to the transactions contemplated herein. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a regulated investment company within the meaning of Sections 851 and 852 of the Code or would prevent the reorganization from qualifying as a tax-free reorganization under Section 368 (a) of the Code.

11. INDEMNIFICATION.

11.1
FCI agrees to indemnify and hold harmless the Target Fund and the Target Fund’s trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Fund or any of the Target Fund’s trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund or FCI of any of its representations, warranties, covenants or agreements set forth in this Agreement. These indemnification obligations shall survive the consummation of the transactions contemplated hereunder.

12. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

12.1.
The Target Fund and the Acquiring Fund agree that neither party has made any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2.
The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13. TERMINATION.

13.1.
This Agreement may be terminated by the mutual agreement of the Target Fund and the Acquiring Fund. In addition, either the Target Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i)        of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(ii)       of a material breach by FCI of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(iii)      a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(iv)      any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this paragraph 13.1(d) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

13.2
If the transactions contemplated by this Agreement have not been substantially completed by the first anniversary of this Agreement, this Agreement shall automatically terminate on that date unless a later date is agreed to in writing by both the Target Fund and the Acquiring Fund.

13.3.
If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation indirect or consequential damages, absent willful default or fraud.

14. AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Target Fund and the Acquiring Fund; provided, however, that no amendment that under applicable law requires approval by shareholders of the Target Fund or the Acquiring Fund, as applicable, shall be effective without such approval having been obtained.

15. NOTICES.

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

To the Target Company:
Ultimus Managers Trust

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Attention: Legal Department

With a copy (which shall not constitute notice) to:

Kilpatrick Townsend & Stockton, LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609
Attention: Thomas W. Steed III, Esquire

To the Acquiring Company:
Fiera Capital Series Trust
375 Park Avenue, 8th Floor
New York, NY 10152
Attention: Stephen McShea

With a copy (which shall not constitute notice) to:

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10152
Attention: George M. Silfen, Esquire

To FCI:
Fiera Capital Series Trust
375 Park Avenue, 8th Floor
New York, NY 10152
Attention: Stephen McShea

16. CONFIDENTIALITY

16.1
The parties hereto agree to hold, and cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other parties, all confidential information obtained from another party in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; (vi) as part of any general announcement or similar publicity of the transaction after Closing; or (vii) if it is otherwise mutually agreed to between the parties or expressly provided for herein.

16.2
In the event of a termination of this Agreement, the parties hereto agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to any other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise mutually agreed to between the parties or expressly provided for herein.

17. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE.

17.1.
The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. If any provision or portion of this Agreement shall be determined to be invalid or unenforceable for any reason, the remaining provisions and portions of this Agreement shall be unaffected thereby and shall remain in full force and effect to the fullest extent permitted by law.

17.2.
This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

17.3.
This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

17.4.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.5.
Notice is hereby given that this Agreement is executed and delivered by the Target Company’s trustees and/or officers solely in their capacities as trustees or officers, and not individually, and that the Target Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series of the Target Company other than the Target Fund but are only binding on and enforceable against the property attributable to and held for the benefit of the Target Fund (“Target Fund’s Property”) and not the property attributable to and held for the benefit of any other series of the Target Company. Any party hereunder, in asserting any rights or claims under this Agreement on its behalf, shall look only to the Target Fund’s Property in settlement of those rights or claims and not to the property of any other series of the Target Company or to its trustees, officers, or shareholders.

17.6.
Notice is hereby given that this Agreement is executed and delivered by the Acquiring Company’s trustees and/or officers solely in their capacities as trustees or officers, and not individually, and that the Acquiring Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series of the Acquiring Company other than the Acquiring Fund but are only binding on and enforceable against the property attributable to and held for the benefit of the Acquiring Fund (“Acquiring Fund’s Property”) and not the property attributable to and held for the benefit of any other series of the Acquiring Company. Any party hereunder, in asserting any rights or claims under this Agreement on its behalf, shall look only to the Acquiring Fund’s Property in settlement of those rights or claims and not to the property of any other series of the Acquiring Company or to its trustees, officers, or shareholders.

17.7.
Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

THE REST OF THIS PAGE IS INTENTIONALLY BLANK.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

ULTIMATE MANAGERS TRUST On behalf of the Target Fund thereof identified on Exhibit A
Attested by:

By:
Name:	Name:
Title:

FIERA CAPITAL SERIES TRUST On behalf of the Acquiring Fund thereof identified on Exhibit A
Attested by:

By:
Name:	Name:
Title:

FIERA CAPITAL INC. Solely for purposes of Paragraphs 5.3, 9.5, 9.6 and 11 of the Agreement
Attested by:

By:
Name	Name:
Title:

EXHIBIT A

Target Company	Target Fund	Acquiring Company	Acquiring Fund
Ultimus Managers Trust	APEXcm Small/Mid-Cap Growth Fund	Fiera Capital Series Trust	Fiera Capital Small/Mid-Cap Growth Fund

Share Class Mapping
Target Fund Share Class	Acquiring Fund Share Class
Shares	Institutional Class Shares

APPENDIX B

FINANCIAL HIGHLIGHTS
These financial highlights are intended to help you understand the Existing Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single share of the Existing Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Existing Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, the Existing Fund’s independent registered public accounting firm, and whose report, along with the Existing Fund’s financial statements are included in the Annual Report to shareholders, which is available upon request.

APEXcm SMALL/MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Period Ended May 31, 2013(a)
Net asset value at beginning of period	$15.37	$17.43	$15.20	$12.69	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.06)	(0.04)	(0.03)	0.04(b	)
Net realized and unrealized gains (losses) on investments	2.50	(1.92)	2.27	2.60	2.72
Total from investment operations	2.42	(1.98)	2.23	2.57	2.76

Less distributions:
From net investment income	—	—	—	—	(0.07)
From net realized gains	(0.04)	(0.08)	—	(0.06)	—
Total distributions	(0.04)	(0.08)	—	(0.06)	(0.07)

Net asset value at end of period	$17.75	$15.37	$17.43	$15.20	$12.69

Total return (c)	15.80%	(11.34%)	14.67%	20.26%	27.65	%(d)

Net assets at end of period (000’s)	$292,697	$258,951	$240,745	$88,477	$13,153

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.19%	1.21%	1.26%	1.49%	4.87	%(e)

Ratio of net expenses to average net assets (f)	1.05%	1.05%	1.05%	1.05%	1.05	%(e)

Ratio of net investment income (loss) to average net assets (f)	(0.48%)	(0.42%)	(0.48%)	(0.38%)	0.26	%(e)

Portfolio turnover rate	55%	35%	58%	47%	18	%(d)

(a)	Represents the period from the commencement of operations (June 29, 2012) through May 31, 2013.
(b)	Calculated using weighted average shares outstanding during the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

STATEMENT OF ADDITIONAL INFORMATION

September 13, 2017
FIERA CAPITAL SERIES TRUST
225 Pictoria Drive, Suite 240
Cincinnati, Ohio 45246

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated September 13, 2017 for the special meeting of shareholders of The Ultimus Managers Trust (the “Trust”) with respect to APEXcm Small/Mid-Cap Growth Fund (the “Existing Fund”) to be held on November 9, 2017. At the special meeting, shareholders of the Existing Fund will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the “Plan”), between the Trust and Fiera Capital Series Trust (the “FCST”) on behalf of Fiera Capital Small/Mid-Cap Growth Fund (the “New Fund”). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by calling 1-855-771-7119. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

Further information about the Existing Fund is contained in and incorporated by reference to the Prospectus and Statement of Additional Information for the Trust dated September 28, 2016. The audited financial statements and related independent registered public accountants’ report for the Trust contained in the Annual Report to Shareholders for the fiscal year ending May 31, 2017 are incorporated herein by reference.

Further information about the New Fund is contained in and incorporated by reference to a preliminary Prospectus and Statement of Additional Information (“SAI”) dated September 13, 2017, which was filed with the SEC on September 13, 2017. Copies are available upon request and without charge by calling 1-855-771-7119. The New Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

PRO FORMA FINANCIAL INFORMATION	74

PRO FORMA FINANCIAL INFORMATION

Pro forma financial information has not been prepared for the Reorganization because the New Fund is a newly organized fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization.

The Institutional Class shares of the New Fund will be the successor to the accounting and performance information of the sole class of shares of the Existing Fund after consummation of the Reorganization.  As a result, the Existing Fund will be the accounting and performance survivor following the Reorganization.  The audited financial statements of the Existing Fund, for the fiscal year ended May 31, 2017, are incorporated herein by reference to the Annual Report to Shareholders of the Existing Fund for its fiscal year ended May 31, 2017, filed on Form N-CSR (File No. 811-22680) with the SEC on August 8, 2017.

PART C: OTHER INFORMATION

INDEMNIFICATION

Article VII of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 2.Indemnification and Limitation of Liability.

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Adviser or Principal Underwriter(s) of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 3.Trustee’s Good Faith Action; Expert Advice; No Bond or Surety.

The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any Shareholder solely for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4.Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust.

Pursuant to the Distribution Agreement, Distributor agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the Registration Statement.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy.

EXHIBITS

(1)
Amended and Restated Declaration of Trust is incorporated by reference to Exhibit 28(a)(4) of Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on April 26, 2017.

(2)	Bylaws are incorporated by reference to Exhibit 28(b) of Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on March 31, 2017.

(3)	None.

(4)	Agreement and Plan of Reorganization of the APEXcm Small/Mid-Cap Growth Fund is attached as Appendix A to the Combined Proxy Statement and Prospectus and incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders are incorporated by reference to Declaration of Trust and Bylaws.

(6)(a)
Investment Advisory Agreement with Fiera Capital Inc. for Fiera Capital Global Equity Focused Fund is incorporated by reference to Exhibit 28(d)(1) of Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on April 26, 2017.

(6)(b)
Investment Advisory Agreement with Fiera Capital Inc., for Fiera Capital Small/Mid-Cap Growth Fund is incorporated by reference to Exhibit 28(d) of the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on September 13, 2017 (the “Fiera SMID Registration Statement”).

(7)(a)(i)
Form of Distribution Agreement is incorporated by reference to Exhibit 28(e)(1) of Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on April 26, 2017.

(7)(a)(ii)
Form of Dealer Agreement is incorporated by reference to Exhibit 28(e)(2) of Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on April 26, 2017.

(7)(a)(iii)
Form of Selling Group Member Agreement is incorporated by reference to Exhibit 28(e)(2) of Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on April 26, 2017.

(8)	None.

(9)(a)(i)
Form of Custody Agreement with UMB Bank, N.A. is incorporated by reference to Exhibit 28(g)(1) of Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on March 31, 2017.

(9)(a)(ii)
Form of Rule 17f-5 Delegation Agreement with UMB Bank, N.A. is incorporated by reference to Exhibit 28(g)(2) of Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on March 31, 2017.

(10)(a)	Amended and Restated Rule 12b-1 Plan is incorporated by reference to Exhibit 28(m) of the Fiera SMID Registration Statement.

(11)	Opinion and Consent of Counsel.*

(12)	Opinion of Counsel as to tax matters.*

(13)(a)
Form of Administration and Accounting Services Agreement with UMB Fund Services, Inc. is incorporated by reference to Exhibit 28(h)(1) of Registrant’s Pre-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 811-23220), filed on March 31, 2017.

(13)(b)(i)
Form of Transfer Agency Agreement with UMB Fund Services, Inc., is incorporated by reference to Exhibit 28(h)(2) of Registrant’s Pre-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 811-23220), filed on March 31, 2017.

(13)(c)
Expense Limitation Agreement for Fiera Capital Global Equity Focused Fund is incorporated by reference to Exhibit 28(h)(3) of Registrant’s Pre-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 811-23220), filed on April 26, 2017.

(13)(d)	Expense Limitation Agreement for Fiera Capital Small/Mid-Cap Growth Fund is incorporated by reference to Exhibit 28(h) of the Fiera SMID Registration Statement.*

(14)(a)	Consent of Existing Fund’s Independent Registered Public Accounting Firm.*

(14)(b)	Consent of Counsel.*

(15)	Inapplicable.

(16)(a)	None.

(17)	None.

* Filed herewith

UNDERTAKINGS

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on September 13, 2017.

FIERA CAPITAL SERIES TRUST

By:	/s/ Benjamin Thompson
Benjamin Thompson

Pursuant to the requirements of the Securities Act, this pre-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Benjamin Thompson	Principal Executive Officer	September 13, 2017
Benjamin Thompson

/s/ Pierre Blanchette	Principal Financial Officer	September 13, 2017
Pierre Blanchette

/s/ Michael Kalbfleisch	Trustee	September 13, 2017
Michael Kalbfleisch

/s/ Gerald Hellerman	Trustee	September 13, 2017
Gerald Hellerman

/s/ Stephen McGuinness	Trustee	September 13, 2017
Stephen McGuinness

/s/ Kevin Mirabile	Trustee	September 13, 2017
Kevin Mirabile

INDEX TO EXHIBITS

11	Opinion and Consent of Counsel

12	Form of Opinion of Counsel as to tax matters

14(a)	Consent of Existing Fund’s Independent Registered Public Accounting Firm

14(b)	Consent of Counsel